UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07896

                           GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 9.9% compared with an increase of 9.3% for the ICE Bank of America Merrill Lynch Global 300 Convertible Index and an increase of 17.0% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (2/3/94)
Class AAA (GAGCX)	9.91%	(1.92)%	3.60%	6.94%	3.54%	4.47%
ICE Bank of America Merrill Lynch Global 300 Convertible Index	9.28	5.01	7.05	9.33	6.71	N/A	(b)
MSCI World Index	16.98	6.33	6.60	10.72	7.03	6.83	(c)
Lipper Convertible Securities Fund Average	16.64	9.66	5.85	10.39	6.96	7.59
Class A (GAGAX)	9.90	(1.90)	3.56	6.92	3.54	4.49
With sales charge (d)	3.58	(7.54)	2.34	6.29	3.13	4.24
Class C (GACCX)	9.51	(2.63)	2.79	5.75	2.51	3.80
With contingent deferred sales charge (e)	8.51	(3.61)	2.79	5.75	2.51	3.80
Class I (GAGIX)	10.31	(1.19)	4.06	7.28	3.81	4.63

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 1.67%, 1.67%, 2.42%, and 1.42%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.67%, 1.67%, 2.42%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The ICE Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	There are no data available for the ICE Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(c)	MSCI World Index since inception performance is as of January 31, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,099.10	1.72%	$ 8.95
Class A	$1,000.00	$1,099.00	1.72%	$ 8.95
Class C	$1,000.00	$1,095.10	2.47%	$12.83
Class I	$1,000.00	$1,103.10	1.00%	$ 5.21
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.27	1.72%	$ 8.60
Class A	$1,000.00	$1,016.27	1.72%	$ 8.60
Class C	$1,000.00	$1,012.55	2.47%	$12.33
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Global Rising Income and Dividend Fund

Long Positions
Food and Beverage	20.7%
Financial Services	10.6%
Electronics	7.1%
Diversified Industrial	6.7%
Consumer Products	5.4%
Telecommunications	4.8%
Energy and Utilities	4.6%
Machinery	4.1%
Wireless Communications	3.6%
Entertainment	3.6%
Health Care	3.4%
Building and Construction	2.4%
Automotive: Parts and Accessories	2.4%
Cable and Satellite	2.4%
Energy and Energy Services	2.4%

Hotels and Gaming	2.3%
Broadcasting	2.1%
Aerospace and Defense	1.6%
Consumer Services	1.5%
U.S. Government Obligations	1.2%
Equipment and Supplies	1.2%
Publishing	1.1%
Specialty Chemicals	1.1%
Computer Software and Services	1.1%
Business Services	1.1%
Retail	0.9%
Automotive	0.3%
Aviation: Parts and Services	0.1%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Principal			Market
Amount		Cost	Value

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Energy and Utilities — 0.3%
$100,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	$100,000	$142,698

Shares

	COMMON STOCKS — 98.3%
	Aerospace and Defense — 1.6%
5,000	Aerojet Rocketdyne Holdings Inc.†	49,073	223,850
25,000	BBA Aviation plc	106,576	89,595
2,000	L3Harris Technologies Inc.	157,870	378,260
6,000	Ultra Electronics Holdings plc	125,298	125,725

		438,817	817,430

	Automotive — 0.3%
1,000	Volkswagen AG	167,644	171,873

	Automotive: Parts and Accessories — 2.4%
200	Boyd Group Income Fund	14,694	25,271
19,000	Dana Inc.	321,675	378,860
2,000	Genuine Parts Co.	179,604	207,160
3,000	Linamar Corp.	132,977	111,977
48,000	Uni-Select Inc.	849,816	455,240
4,000	Veoneer Inc.†	166,140	69,240

		1,664,906	1,247,748

	Aviation: Parts and Services — 0.1%
200	Curtiss-Wright Corp.	17,951	25,426

	Broadcasting — 2.1%
23,000	Tribune Media Co., Cl. A	869,582	1,063,060

	Building and Construction — 2.4%
333	Arcosa Inc.	7,045	12,531
25,000	Armstrong Flooring Inc.†	434,062	246,250
500	Chofu Seisakusho Co. Ltd.	11,059	9,897
10,000	GCP Applied Technologies Inc.†	276,275	226,400
10,000	Herc Holdings Inc.†	330,600	458,300
6,000	Johnson Controls International plc	211,053	247,860
1,220	Lennar Corp., Cl. B	45,281	46,982

		1,315,375	1,248,220

	Business Services — 1.1%
9,000	JCDecaux SA	296,648	272,631
8,000	Matthews International Corp., Cl. A	373,228	278,800

		669,876	551,431

	Cable and Satellite — 2.4%
800	EchoStar Corp., Cl. A†	41,081	35,456
1,000	Liberty Global plc, Cl. A†	32,167	26,990
3,000	Liberty Global plc, Cl. C†	102,756	79,590
1,000	Liberty Latin America Ltd., Cl. A†	21,774	17,230
20,000	Rogers Communications Inc., Cl. B	707,828	1,070,400

		905,606	1,229,666

			Market
Shares		Cost	Value

	Computer Software and Services — 1.1%
1,000	AVEVA Group plc	$32,213	$51,332
34,000	Hewlett Packard Enterprise Co.	466,526	508,300

		498,739	559,632

	Consumer Products — 5.4%
21,000	Essity AB, Cl. A	557,317	642,247
9,034	Hunter Douglas NV	406,950	630,735
2,000	L’Oreal SA	335,032	569,687
1,500	Salvatore Ferragamo SpA	29,710	35,785
18,000	Scandinavian Tobacco Group A/S	291,990	209,776
5,000	Svenska Cellulosa AB, Cl. A	32,874	50,721
10,000	Swedish Match AB	341,330	422,134
7,000	Unicharm Corp.	139,942	210,620

		2,135,145	2,771,705

	Consumer Services — 1.5%
12,000	Ashtead Group plc	239,543	343,497
8,500	ServiceMaster Global Holdings Inc.†	300,947	442,765

		540,490	786,262

	Diversified Industrial — 6.7%
1,000	Aker ASA, Cl. A	61,687	57,535
9,000	Ampco-Pittsburgh Corp.†	84,946	36,270
2,500	Ardagh Group SA	33,286	43,750
8,000	Bouygues SA	332,884	296,283
500	Crane Co.	37,572	41,720
17,200	EnPro Industries Inc.	1,201,917	1,098,048
7,500	Jardine Matheson Holdings Ltd.	400,456	472,650
17,000	Jardine Strategic Holdings Ltd.	580,912	648,210
14,500	Myers Industries Inc.	224,775	279,415
3,500	Nilfisk Holding A/S†	150,143	97,789
800	Park-Ohio Holdings Corp.	31,106	26,072
1,000	Sulzer AG	108,207	109,301
4,000	Textron Inc.	156,075	212,160
1,000	Trinity Industries Inc.	20,307	20,750

		3,424,273	3,439,953

	Electronics — 7.1%
38,000	Sony Corp.	1,056,754	1,990,669
31,000	Sony Corp., ADR	663,567	1,624,090
1,500	Stratasys Ltd.†	29,905	44,055

		1,750,226	3,658,814

	Energy and Energy Services — 2.4%
6,000	BP plc, ADR.	202,748	250,200
150	Chart Industries Inc.†	4,921	11,532
12,000	Landis+Gyr Group AG	731,326	955,747

		938,995	1,217,479

	Energy and Utilities — 4.3%
10,000	Cameco Corp.	102,341	107,300
500	Cheniere Energy Inc.†	31,425	34,225
7,000	National Fuel Gas Co.	390,789	369,250

See accompanying notes to financial statements.

4

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
16,000	National Grid plc, ADR	$1,105,237	$850,880
10,000	Royal Dutch Shell plc, Cl. B	227,355	327,775
20,000	Severn Trent plc.	542,019	520,173
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0	0

		2,399,166	2,209,603

	Entertainment — 3.6%
9,000	Discovery Inc., Cl. A†	235,500	276,300
25,000	Entertainment One Ltd.	110,988	126,043
22,000	Grupo Televisa SAB, ADR	426,256	185,680
30,000	International Game Technology plc	539,512	389,100
85,000	ITV plc.	226,551	116,582
1,200	Viacom Inc., Cl. A	40,473	40,920
10,000	Viacom Inc., Cl. B	293,977	298,700
15,000	Vivendi SA	371,240	412,938

		2,244,497	1,846,263

	Equipment and Supplies — 1.2%
4,500	Graco Inc.	100,232	225,810
12,500	Mueller Industries Inc.	353,268	365,875

		453,500	591,685

	Financial Services — 10.6%
1,000	American Express Co.	80,155	123,440
8,800	American International Group Inc.	341,298	468,864
2,000	Bank of America Corp.	60,160	58,000
3	Berkshire Hathaway Inc., Cl. A†	358,105	955,050
8,000	Citigroup Inc.	453,300	560,240
4,000	Comerica Inc.	172,912	290,560
8,000	Deutsche Bank AG	95,466	61,040
4,200	EXOR NV	156,204	294,191
27,000	FinecoBank Banca Fineco SpA	182,261	301,184
42,000	GAM Holding AG†	323,749	194,124
2,000	Julius Baer Group Ltd.	98,060	89,039
17,000	Kinnevik AB, Cl. A	537,255	462,248
500	Kinnevik AB, Cl. B	15,085	13,003
3,500	Legg Mason Inc.	94,123	133,980
5,000	Morgan Stanley	122,102	219,050
22,000	Resona Holdings Inc.	118,655	91,538
500	State Street Corp.	46,358	28,030
1,000	T. Rowe Price Group Inc.	71,771	109,710
10,000	The Bank of New York Mellon Corp.	315,339	441,500
1,500	The PNC Financial Services Group Inc.	102,907	205,920
5,000	UBS Group AG	82,880	59,250
1,200	W. R. Berkley Corp.	29,878	79,116
4,000	Wells Fargo & Co.	137,920	189,280

		3,995,943	5,428,357

	Food and Beverage — 20.7%
2,000	Campbell Soup Co.	68,687	80,140

			Market
Shares		Cost	Value
8,000	Chr. Hansen Holding A/S	$364,041	$751,232
7,500	Danone SA.	528,728	635,355
130,000	Davide Campari-Milano SpA	483,830	1,273,495
6,000	Diageo plc, ADR	665,409	1,033,920
4,000	Fomento Economico Mexicano SAB de CV, ADR	320,374	387,000
2,500	General Mills Inc.	124,421	131,300
2,000	Heineken NV	133,144	223,190
2,500	Kellogg Co.	127,291	133,925
4,000	Kerry Group plc, Cl. A	300,765	477,582
10,900	Kikkoman Corp.	350,663	474,155
3,000	Maple Leaf Foods Inc., Toronto	60,999	65,702
1,500	McCormick & Co. Inc., Cl. V	133,799	231,660
1,500	McCormick & Co. Inc., Non-Voting	106,428	232,515
200	National Beverage Corp.	11,204	8,926
16,000	Nestlé SA	1,149,833	1,656,382
3,500	Pernod Ricard SA	398,941	644,935
14,000	Remy Cointreau SA	1,034,431	2,018,580
1,100	The Kraft Heinz Co.	39,768	34,144
500	Yakult Honsha Co. Ltd.	34,879	29,449
400,000	Yashili International Holdings Ltd.	130,469	58,374

		6,568,104	10,581,961

	Health Care — 3.4%
40,000	Achaogen Inc.†	98,025	756
4,000	Bristol-Myers Squibb Co.	177,668	181,400
25,000	BTG plc†	266,929	265,262
5,000	Clovis Oncology Inc.†	112,315	74,350
7,000	Cutera Inc.†	137,541	145,460
1,000	ICU Medical Inc.†	57,679	251,910
4,000	Idorsia Ltd.†	41,180	91,375
1,600	Johnson & Johnson	182,234	222,848
2,500	Patterson Cos. Inc.	68,005	57,250
6,000	Pfizer Inc.	150,570	259,920
5,000	Roche Holding AG, ADR	93,345	175,500

		1,385,491	1,726,031

	Hotels and Gaming — 2.3%
250,000	Mandarin Oriental International Ltd.	408,479	445,000
180,000	The Hongkong & Shanghai Hotels Ltd.	270,882	234,571
150,000	William Hill plc	526,429	294,407
1,500	Wynn Resorts Ltd.	159,493	185,985

		1,365,283	1,159,963

	Machinery — 4.1%
104,000	CNH Industrial NV, Borsa Italiana	994,865	1,066,454
50,000	CNH Industrial NV, New York	444,471	514,000
1,200	Mueller Water Products Inc., Cl. A	13,587	11,784
2,600	NKT A/S†	81,692	39,966
30,000	Twin Disc Inc.†	648,171	453,000

		2,182,786	2,085,204

See accompanying notes to financial statements.

5

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Publishing — 1.1%
38,000	The E.W. Scripps Co., Cl. A	$680,679	$581,020

	Retail — 0.9%
4,000	Hertz Global Holdings Inc.†	43,791	63,840
500	Ingles Markets Inc., Cl. A	15,760	15,565
6,000	J.C. Penney Co. Inc.†	25,299	6,840
4,000	Macy’s Inc.	82,499	85,840
2,000	Nathan’s Famous Inc.	123,459	156,240
2,400	Walgreens Boots Alliance Inc.	146,920	131,208

		437,728	459,533

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	35,829	55,979
3,000	International Flavors & Fragrances Inc.	312,534	435,270
200	The Chemours Co.	1,720	4,800
4,000	Valvoline Inc.	83,077	78,120

		433,160	574,169

	Telecommunications — 4.8%
2,000	CenturyLink Inc.	24,356	23,520
5,000	Cincinnati Bell Inc.†	70,405	24,750
3,000	Deutsche Telekom AG, ADR	53,860	52,020
8,000	Frontier Communications Corp.†	34,374	14,000
50,000	Koninklijke KPN NV	139,515	153,508
60,000	Pharol SGPS SA, ADR†	30,852	8,328
2,400	Proximus SA.	65,242	70,737
130,000	Sistema PJSC FC, GDR	672,709	401,440
90,000	Sprint Corp.†	574,200	591,300
58,000	Telefonica Deutschland Holding AG	317,044	162,044
60,000	VEON Ltd., ADR	242,602	168,000
3,000	Verizon Communications Inc.	144,345	171,390
38,000	Vodafone Group plc, ADR	1,096,592	620,540

		3,466,096	2,461,577

	Wireless Communications — 3.6%
33,000	Millicom International Cellular SA, SDR	2,103,406	1,856,797

	TOTAL COMMON STOCKS	43,053,464	50,350,862

	RIGHTS — 0.0%
	RETAIL — 0.0%
4,000	Hertz Global Holdings Inc., expire 07/12/19†	0	7,800

Principal			Market
Amount			Value

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$ 640,000	U.S. Treasury Bills,
	2.090% to 2.379%††, 08/01/19 to 09/19/19	$6 37,541	$637,623

	TOTAL INVESTMENTS — 99.8%	$43,791,005	51,138,983

	Other Assets and Liabilities (Net) — 0.2%		76,707

	NET ASSETS — 100.0%		$51,215,690

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $142,698 or 0.28% of total net assets.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	46.9%	$23,959,638
United States	35.9	18,355,508
Japan	8.7	4,430,418
Canada	3.8	1,961,934
Asia/Pacific	3.6	1,858,805
Latin America	1.1	572,680

	100.0%	$51,138,983

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $43,791,005)	$51,138,983
Foreign currency, at value (cost $850)	850
Receivable for Fund shares sold	45,327
Receivable from Adviser	18,648
Dividends and interest receivable	193,436
Prepaid expenses	15,737

Total Assets	51,412,981

Liabilities:
Payable to custodian	44,477
Payable for Fund shares redeemed	44,754
Payable for investment advisory fees	41,335
Payable for accounting fees	11,250
Payable for distribution fees	2,966
Payable for legal and audit fees	20,798
Payable for shareholder communications expenses	19,190
Payable for custody expenses	3,067
Other accrued expenses	9,454

Total Liabilities	197,291

Net Assets (applicable to 2,028,351 shares outstanding)	$51,215,690

Net Assets Consist of:
Paid-in capital	$43,806,210
Total distributable earnings	7,409,480

Net Assets	$51,215,690

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,302,235 ÷ 209,705 shares outstanding; 75,000,000 shares authorized)	$25.28

Class A:
Net Asset Value and redemption price per share ($1,489,498 ÷ 58,816 shares outstanding; 50,000,000 shares authorized)	$25.32

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.86

Class C:
Net Asset Value and offering price per share ($1,898,416 ÷ 89,574 shares outstanding; 25,000,000 shares authorized)	$21.19	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($42,525,541 ÷ 1,670,256 shares outstanding; 25,000,000 shares authorized)	$25.46

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $54,326)	$433,781
Interest	3,980

Total Investment Income	437,761

Expenses:
Investment advisory fees	251,182
Distribution fees - Class AAA	6,458
Distribution fees - Class A	1,908
Distribution fees - Class C	10,829
Registration expenses	23,826
Shareholder communications expenses	22,074
Legal and audit fees	18,954
Accounting fees	18,750
Custodian fees	10,999
Shareholder services fees	9,601
Directors’ fees	7,011
Interest expense	272
Miscellaneous expenses	7,440

Total Expenses	389,304

Less:
Expense reimbursements (See Note 3)	(97,060)
Expenses paid indirectly by broker (See Note 6)	(817)

Total Reimbursements and Credits	(97,877)

Net Expenses	291,427

Net Investment Income	146,334

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	287,404
Net realized loss on foreign currency transactions	(1,663)

Net realized gain/(loss) on investments and foreign currency transactions	285,741

Net change in
unrealized appreciation/depreciation:
on investments	4,408,948
on foreign currency translations	548

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,409,496

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,695,237

Net Increase in Net Assets Resulting from Operations	$4,841,571

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$146,334	$710,709
Net realized gain on investments and foreign currency transactions	285,741	180,868
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,409,496	(8,653,334)

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,841,571	(7,761,757)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(80,933)
Class A	—	(24,198)
Class C	—	(25,409)
Class I	—	(963,201)

Total Distributions to Shareholders	—	(1,093,741)

Capital Share Transactions:
Class AAA	(113,495)	(1,815,916)
Class A	(111,539)	542,226
Class C	(553,394)	574,810
Class I	(420,499)	(13,404,542)

Net Decrease in Net Assets from Capital Share Transactions	(1,198,927)	(14,103,422)

Net Increase/(Decrease) in Net Assets	3,642,644	(22,958,920)
Net Assets:
Beginning of year	47,573,046	70,531,966

End of period	$51,215,690	$47,573,046

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2019(d)	$23.00	$ 0.00(b)	$ 2.28	$ 2.28	—	—	—	—	—	$25.28	9.9%	$5,302	0.02	%(e)	1.72%(e)	1.72%(e)(f)	2%
2018	27.20	0.16	(3.98)	(3.82)	$(0.20)	$(0.18)	—	$(0.38)	—	23.00	(14.0)	4,929	0.60		1.67	1.67(f)	20
2017	22.80	0.03	4.74	4.77	(0.07)	(0.28)	$(0.02)	(0.37)	$0.00	27.20	20.9	7,672	0.12		1.62	1.62(f)	24
2016	21.85	0.27	0.91	1.18	(0.23)	—	—	(0.23)	—	22.80	5.4	4,598	1.21		1.61	1.61(f)(g)	52
2015	22.01	(0.09)	0.22	0.13	—	(0.29)	—	(0.29)	—	21.85	0.6	7,121	(0.41)		1.75	1.75(f)(h)	167
2014	22.02	0.48	(0.13)	0.35	(0.25)	(0.11)	—	(0.36)	—	22.01	1.6	12,368	2.15		2.11	2.02	63
Class A
2019(d)	$23.04	$0.00(b)	$2.28	$2.28	—	—	—	—	—	$25.32	9.9%	$1,490	0.02	%(e)	1.72%(e)	1.72%(e)(f)	2%
2018	27.26	0.16	(3.99)	(3.83)	$(0.21)	$(0.18)	—	$(0.39)	—	23.04	(14.0)	1,465	0.61		1.67	1.67(f)	20
2017	22.86	0.05	4.74	4.79	(0.09)	(0.28)	$(0.02)	(0.39)	$0.00	27.26	20.9	1,178	0.18		1.62	1.62(f)	24
2016	21.90	0.25	0.93	1.18	(0.22)	—	—	(0.22)	—	22.86	5.4	480	1.15		1.61	1.61(f)(g)	52
2015	22.10	(0.10)	0.19	0.09	—	(0.29)	—	(0.29)	—	21.90	0.4	694	(0.44)		1.75	1.75(f)(h)	167
2014	22.11	0.36	0.00(b)	0.36	(0.26)	(0.11)	—	(0.37)	—	22.10	1.6	365	1.60		2.11	2.02	63
Class C
2019(d)	$19.35	$(0.07)	$1.91	$1.84	—	—	—	—	—	$21.19	9.5%	$1,898	(0.72	)%(e)	2.47%(e)	2.47%(e)(f)	2%
2018	22.93	(0.02)	(3.35)	(3.37)	$(0.03)	$(0.18)	—	$(0.21)	—	19.35	(14.7)	2,245	(0.09)		2.42	2.42(f)	20
2017	19.36	(0.14)	4.01	3.87	—	(0.28)	$(0.02)	(0.30)	$0.00	22.93	20.0	2,127	(0.62)		2.37	2.37(f)	24
2016	18.61	0.06	0.80	0.86	(0.11)	—	—	(0.11)	—	19.36	4.6	721	0.31		2.36	2.36(f)(g)	52
2015	18.97	(0.24)	0.17	(0.07)	—	(0.29)	—	(0.29)	—	18.61	(0.4)	595	(1.26)		2.50	2.20(f)(h)	167
2014	19.14	(0.06)	0.24	0.18	(0.24)	(0.11)	—	(0.35)	—	18.97	0.9	155	(0.29)		2.86	2.77	63
Class I
2019(d)	$23.08	$0.09	$2.29	$2.38	—	—	—	—	—	$25.46	10.3%	$42,526	0.74	%(e)	1.47%(e)	1.00%(e)(f)(i)	2%
2018	27.35	0.35	(4.04)	(3.69)	$(0.40)	$(0.18)	—	$(0.58)	—	23.08	(13.4)	38,934	1.32		1.42	1.00(f)	20
2017	22.89	0.19	4.78	4.97	(0.21)	(0.28)	$(0.02)	(0.51)	$0.00	27.35	21.7	59,555	0.74		1.37	1.00(f)(i)	24
2016	21.94	0.31	0.95	1.26	(0.31)	—	—	(0.31)	—	22.89	5.8	37,344	1.39		1.36	1.27(f)(g)(i)	52
2015	22.13	(0.04)	0.17	0.13	(0.03)	(0.29)	—	(0.32)	—	21.94	0.6	36,371	(0.19)		1.50	1.50(f)(h)	167
2014	22.13	0.19	0.23	0.42	(0.31)	(0.11)	—	(0.42)	—	22.13	1.9	27,398	0.87		1.86	1.77	63

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2014. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.76% (Class C), and 1.76% (Class I). For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, the effect of the interest expense was minimal.

(d)	For the six months ended June 30, 2019, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, there was no impact to the expenses ratio. For the year ended December 31, 2015, if credits had not been incurred, the ratios of operating expenses to average net assets would have been 1.76% (Class AAA and Class A), 2.51% (Class C), and 1.51% (Class I).

(g)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.46% (Class AAA), 1.44% (Class A), 2.20% (Class C), and 1.10% (Class I).

(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $62,315 for the year ended December 31, 2015, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.61% (Class AAA and Class A), 2.36% (Class C), and 1.36% (Class I).

(i)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $97,060, $211,071, $175,468, and $36,018 for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, and 2016, respectively.

See accompanying notes to financial statements.

9

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

10

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$2,209,603	—	$0	$2,209,603
Other Industries (a)	48,141,259	—	—	48,141,259
Total Common Stocks	50,350,862	—	—	50,350,862
Convertible Corporate Bonds (a)	—	$142,698	—	142,698
Rights (a)	7,800	—	—	7,800
U.S. Government Obligations	—	637,623	—	637,623
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$50,358,662	$780,321	$0	$51,138,983

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any transfers into or out of Level 3 during the six months ended June 30, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts, if any, are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2019, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2019, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2019, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

the period when the differences arise. Permanent differences were primarily due to reversals of mark-to-market relating to investments considered no longer to be passive foreign investments, reclasses of realized foreign currency and redesignation of dividends paid. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 were as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$718,621
Net long term capital gains	375,120

Total distributions paid	$1,093,741

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

		Gross	Gross	Net
	Cost/	Unrealized	Unrealized	Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments	$44,143,551	$12,349,927	$(5,354,495)	$6,995,432

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2020, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. The agreement is renewable annually. For the

15

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

six months ended June 30, 2019, the Adviser reimbursed certain Class I expenses in the amount of $97,060. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At June 30, 2019, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $483,599:

For the year ended December 31, 2017, expiring December 31, 2019	$175,468
For the year ended December 31, 2018, expiring December 31, 2020	211,071
For the six months ended June 30, 2019, expiring December 31, 2021	97,060

$483,599

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $985,992 and $2,228,619, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid brokerage commissions on security trades of $1,627 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,817 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $817.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $18,750 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR

16

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2019, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,876	$169,776	17,059	$459,298
Shares issued upon reinvestment of distributions	—	—	3,432	77,851
Shares redeemed	(11,484)	(283,271)	(88,188)	(2,353,065)

Net decrease	(4,608)	$(113,495)	(67,697)	$(1,815,916)

Class A
Shares sold	7,633	$192,609	43,934	$1,173,482
Shares issued upon reinvestment of distributions	—	—	1,015	23,051
Shares redeemed	(12,394)	(304,148)	(24,574)	(654,307)

Net increase/(decrease)	(4,761)	$(111,539)	20,375	$542,226

Class C
Shares sold	2,764	$56,714	58,420	$1,332,127
Shares issued upon reinvestment of distributions	—	—	1,314	25,079
Shares redeemed	(29,185)	(610,108)	(36,509)	(782,396)

Net increase/(decrease)	(26,421)	$(553,394)	23,225	$574,810

Class I
Shares sold	16,910	$420,199	251,351	$6,807,172
Shares issued upon reinvestment of distributions	—	—	42,320	963,201
Shares redeemed	(33,677)	(840,698)	(784,393)	(21,174,915)

Net decrease	(16,767)	$(420,499)	(490,722)	$(13,404,542)

9. Significant Shareholder. As of June 30, 2019, approximately 77.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME
AND DIVIDEND FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q219SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class I Share of The GAMCO Global Growth Fund increased 22.2% compared with an increase of 16.2% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	22.16%	10.52%	9.41%	12.99%	9.19%	9.43%
Class AAA (GICPX)	22.01	10.22	8.77	12.52	8.85	9.22
MSCI AC World Index	16.23	5.74	6.16	10.15	7.03	6.83 (b)
Lipper Global Large-Cap Growth Fund Classification	19.81	8.21	8.02	11.58	8.28	7.58
Class A (GGGAX)	21.98	10.19	8.76	12.51	8.85	9.23
With sales charge (c)	14.97	3.86	7.48	11.85	8.42	8.98
Class C (GGGCX)	21.53	9.39	7.96	11.67	8.04	8.61
With contingent deferred sales charge (d)	20.53	8.39	7.96	11.67	8.04	8.61

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 1.68%, 1.68%, 2.43%, and 1.43%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The MSCI AC World Index since inception performance is as of January 31, 1994.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

2

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,220.10	1.25%	$6.88
Class A	$1,000.00	$1,219.80	1.25%	$6.88
Class C	$1,000.00	$1,215.30	2.00%	$10.99
Class I	$1,000.00	$1,221.60	1.00%	$5.51
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.60	1.25%	$6.26
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class C	$1,000.00	$1,014.88	2.00%	$9.99
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The GAMCO Global Growth Fund

Information Technology	27.1%
Consumer Discretionary	17.4%
Consumer Staples	16.6%
Health Care	10.5%
Communication Services	6.9%
Financials	6.3%
Utilities	4.6%

Real Estate	4.5%
Industrials	4.4%
U.S. Government Obligations	1.7%
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2019 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.3%
	INFORMATION TECHNOLOGY — 27.1%
10,000	Adobe Inc.†	$1,298,075	$2,946,500
2,680	Adyen NV†	1,775,779	2,067,985
3,400	Alibaba Group Holding Ltd., ADR†	608,260	576,130
7,510	Apple Inc.	470,377	1,486,379
6,000	Atlassian Corp. plc, Cl. A†	609,153	785,040
5,100	Autodesk Inc.†	667,492	830,790
10,000	Fiserv Inc.†	510,859	911,600
4,100	Keyence Corp.	343,743	2,514,800
8,600	Mastercard Inc., Cl. A	124,678	2,274,958
43,000	Microsoft Corp.	1,888,936	5,760,280
14,800	PayPal Holdings Inc.†	1,066,142	1,694,008
8,100	ServiceNow Inc.†	1,427,355	2,224,017
17,000	Visa Inc., Cl. A	301,339	2,950,350
7,300	Workday Inc., Cl. A†	1,252,542	1,500,734

	TOTAL INFORMATION TECHNOLOGY	12,344,730	28,523,571

	CONSUMER DISCRETIONARY — 17.4%
4,400	adidas AG	1,040,001	1,358,380
1,910	Amazon.com Inc.†	1,776,115	3,616,833
2,000	Christian Dior SE	290,698	1,048,406
4,720	Kering SA	2,502,958	2,791,435
12,800	Lululemon Athletica Inc.†	1,704,237	2,306,688
4,400	LVMH Moet Hennessy Louis Vuitton SE	738,860	1,872,713
10,300	McDonald’s Corp.	1,965,389	2,138,898
12,700	NIKE Inc., Cl. B	556,974	1,066,165
32,000	Puma SE	1,792,048	2,134,110

	TOTAL CONSUMER DISCRETIONARY	12,367,280	18,333,628

	CONSUMER STAPLES — 16.6%
3,900	Costco Wholesale Corp.	556,274	1,030,614
20,300	Danone SA	1,624,294	1,719,693
244,000	Davide Campari-Milano SpA	1,587,841	2,390,253
39,740	Diageo plc	1,586,368	1,707,836
11,200	L’Oreal SA	2,058,684	3,190,248
34,900	Nestlé SA	2,853,879	3,612,983
7,800	PepsiCo Inc.	993,020	1,022,814
7,756	Pernod Ricard SA	917,464	1,429,176
5,800	The Estee Lauder Companies Inc., Cl. A	1,004,373	1,062,038
9,900	Unicharm Corp.	187,592	297,877

	TOTAL CONSUMER STAPLES	13,369,789	17,463,532

	HEALTH CARE — 10.5%
5,900	Danaher Corp.	389,624	843,228
8,400	Edwards Lifesciences Corp.†	1,142,343	1,551,816
6,800	Illumina Inc.†	1,714,513	2,503,420
1,760	Intuitive Surgical Inc.†	897,998	923,208
8,150	Thermo Fisher Scientific Inc.	1,629,374	2,393,492
2,200	UnitedHealth Group Inc.	379,305	536,822

			Market
Shares		Cost	Value
20,600	Zoetis Inc.	$1,148,479	$2,337,894

	TOTAL HEALTH CARE	7,301,636	11,089,880

	COMMUNICATION SERVICES — 6.9%
810	Alphabet Inc., Cl. A†	238,018	877,068
746	Alphabet Inc., Cl. C†	470,460	806,359
5,600	Facebook Inc., Cl. A†	954,835	1,080,800
3,700	IAC/InterActiveCorp.†	561,808	804,861
6,100	Netflix Inc.†	1,939,195	2,240,652
12,700	Tencent Holdings Ltd.	562,025	573,245
6,200	The Walt Disney Co.	819,271	865,768

	TOTAL COMMUNICATION SERVICES	5,545,612	7,248,753

	FINANCIALS — 6.3%
16,900	Aon plc	2,879,540	3,261,362
20,500	HDFC Bank Ltd., ADR	1,902,131	2,665,820
15,000	Investor AB, Cl. B	664,708	720,589

	TOTAL FINANCIALS	5,446,379	6,647,771

	UTILITIES — 4.6%
19,300	American Water Works Co. Inc.	1,788,488	2,238,800
12,600	NextEra Energy Inc.	2,285,069	2,581,236

	TOTAL UTILITIES	4,073,557	4,820,036

	REAL ESTATE — 4.5%
10,600	American Tower Corp., REIT	1,572,901	2,167,170
20,000	Crown Castle International Corp., REIT	2,343,963	2,607,000

	TOTAL REAL ESTATE	3,916,864	4,774,170

	INDUSTRIALS — 4.4%
45,800	IHS Markit Ltd.†	2,482,225	2,918,376
27,500	Jardine Matheson Holdings Ltd.	1,334,238	1,733,050

	TOTAL INDUSTRIALS	3,816,463	4,651,426

	TOTAL COMMON STOCKS	68,182,310	103,552,767

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.7%
$1,830,000	U.S. Treasury Bills, 1.972% to 2.303%††, 07/23/19 to 09/12/19	1,825,976	1,826,029

	TOTAL INVESTMENTS — 100.0%	$70,008,286	105,378,796

	Other Assets and Liabilities (Net) — 0.0%		(13,477)

	NET ASSETS — 100.0%		$105,365,319

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

	% of
	Market	Market
Geographic Diversification	Value	Value
United States	58.5%	$61,702,602
Europe	30.6	32,223,546
Asia/Pacific	6.0	6,333,285
Japan	2.7	2,812,675
Canada	2.2	2,306,688

	100.0%	$105,378,796

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $70,008,286)	$105,378,796
Cash	2,323
Receivable for Fund shares sold	57,528
Receivable from Adviser	31,303
Dividends receivable	117,420
Prepaid expenses	26,848

Total Assets	105,614,218

Liabilities:
Payable for Fund shares redeemed	40,956
Payable for investment advisory fees	84,893
Payable for distribution fees	19,636
Payable for accounting fees	7,500
Payable for legal and audit fees	26,834
Payable for shareholder communications expenses	24,495
Payable for shareholder services fees	24,419
Other accrued expenses	20,166

Total Liabilities	248,899

Net Assets (applicable to 2,886,165 shares outstanding)	$105,365,319

Net Assets Consist of:
Paid-in capital	$62,201,423
Total distributable earnings	43,163,896

Net Assets	$105,365,319

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($85,066,572 ÷ 2,328,906 shares outstanding; 75,000,000 shares authorized)	$36.53

Class A:
Net Asset Value and redemption price per share ($5,579,025 ÷ 152,793 shares outstanding; 50,000,000 shares authorized)	$36.51

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$38.74

Class C:
Net Asset Value and offering price per share ($1,701,362 ÷ 55,597 shares outstanding; 25,000,000 shares authorized)	$30.60	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($13,018,360 ÷ 348,869 shares outstanding; 25,000,000 shares authorized)	$37.32

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $59,086)	$530,455
Interest	10,723

Total Investment Income	541,178

Expenses:
Investment advisory fees	485,101
Distribution fees - Class AAA	99,678
Distribution fees - Class A	5,820
Distribution fees - Class C	7,949
Shareholder services fees	42,458
Shareholder communications expenses	30,048
Legal and audit fees	25,395
Registration expenses	24,802
Accounting fees	22,500
Directors’ fees	13,145
Custodian fees	11,661
Interest expense	2,043
Miscellaneous expenses	19,523

Total Expenses	790,123

Less:
Expenses paid indirectly by broker (See Note 6)	(972)
Expense reimbursements (See Note 3)	(188,559)

Total Credits and Reimbursements	(189,531)

Net Expenses	600,592

Net Investment Loss	(59,414)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	7,757,633
Net realized loss on foreign currency transactions	(1,408)

Net realized gain on investments and foreign currency transactions	7,756,225

Net change in unrealized appreciation/depreciation:
on investments	11,207,173
on foreign currency translations	1,121

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	11,208,294

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	18,964,519

Net Increase in Net Assets Resulting from Operations	$18,905,105

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Operations:
Net investment loss	$(59,414)	$(110,960)
Net realized gain on investments and foreign currency transactions	7,756,225	6,712,433
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	11,208,294	(9,343,747)

Net Increase/(Decrease) in Net Assets Resulting from Operations	18,905,105	(2,742,274)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(5,615,445)
Class A	—	(300,099)
Class C	—	(145,703)
Class I	—	(621,946)

Total Distributions to Shareholders	—	(6,683,193)

Capital Share Transactions:
Class AAA	(2,464,642)	1,610,344
Class A	832,875	642,296
Class C	(170,812)	301,162
Class I	2,691,410	3,815,923

Net Increase in Net Assets from Capital Share Transactions	888,831	6,369,725

Redemption Fees	390	6

Net Increase/(Decrease) in Net Assets	19,794,326	(3,055,736)
Net Assets:
Beginning of year	85,570,993	88,626,729

End of period	$105,365,319	$85,570,993

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2019(c)	$29.94	$(0.02)	$6.61	$6.59	—	—	—	—	$0.00	$36.53	22.0%	$85,067	(0.14	)%(d)	1.64	%(d)	1.25	%(d)(e)(f)	43%
2018	33.42	(0.05)	(0.91)	(0.96)	—	$(2.52)	—	$(2.52)	0.00	29.94	(2.8)	71,877	(0.14)		1.68		1.42	(e)(f)	58
2017	26.72	(0.13)	7.89	7.76	—	(1.05)	$(0.01)	(1.06)	0.00	33.42	29.0	77,829	(0.42)		1.67		1.67	(e)	43
2016	28.27	0.12	0.22	0.34	$(0.13)	(1.76)	—	(1.89)	—	26.72	1.2	64,574	0.44		1.72		1.72	(e)(g)	63
2015	30.23	(0.03)	(0.31)	(0.34)	(0.02)	(1.60)	—	(1.62)	0.00	28.27	(1.2)	72,882	(0.10)		1.68		1.68	(e)	53
2014	31.12	0.15	1.09	1.24	(0.12)	(2.01)	—	(2.13)	0.00	30.23	3.9	78,140	0.48		1.72		1.72		29
Class A
2019(c)	$29.93	$(0.02)	$6.60	$6.58	—	—	—	—	$0.00	$36.51	22.0%	$5,579	(0.13	)%(d)	1.64	%(d)	1.25	%(d)(e)(f)	43%
2018	33.41	(0.05)	(0.91)	(0.96)	—	$(2.52)	—	$(2.52)	0.00	29.93	(2.8)	3,861	(0.14)		1.68		1.41	(e)(f)	58
2017	26.72	(0.13)	7.88	7.75	—	(1.05)	$(0.01)	(1.06)	0.00	33.41	29.0	3,652	(0.43)		1.67		1.67	(e)	43
2016	28.26	0.12	0.23	0.35	$(0.14)	(1.75)	—	(1.89)	—	26.72	1.3	3,143	0.44		1.72		1.72	(e)(g)	63
2015	30.22	(0.03)	(0.32)	(0.35)	(0.01)	(1.60)	—	(1.61)	0.00	28.26	(1.2)	3,580	(0.08)		1.68		1.68	(e)	53
2014	31.13	0.13	1.11	1.24	(0.14)	(2.01)	—	(2.15)	0.00	30.22	3.9	3,725	0.40		1.72		1.72		29
Class C
2019(c)	$25.18	$(0.13)	$5.55	$5.42	—	—	—	—	$0.00	$30.60	21.5%	$1,701	(0.89	)%(d)	2.39	%(d)	2.00	%(d)(e)(f)	43%
2018	28.73	(0.28)	(0.75)	(1.03)	—	$(2.52)	—	$(2.52)	0.00	25.18	(3.5)	1,561	(0.93)		2.43		2.15	(e)(f)	58
2017	23.26	(0.32)	6.85	6.53	—	(1.05)	$(0.01)	(1.06)	0.00	28.73	28.0	1,479	(1.19)		2.42		2.42	(e)	43
2016	24.91	(0.07)	0.18	0.11	—	(1.76)	—	(1.76)	—	23.26	0.4	1,232	(0.30)		2.47		2.47	(e)(g)	63
2015	27.01	(0.23)	(0.27)	(0.50)	—	(1.60)	—	(1.60)	0.00	24.91	(1.9)	1,891	(0.86)		2.43		2.43	(e)	53
2014	28.12	(0.11)	1.01	0.90	—	(2.01)	—	(2.01)	0.00	27.01	3.1	1,609	(0.37)		2.47		2.47		29
Class I
2019(c)	$30.55	$0.02	$6.75	$6.77	—	—	—	—	$0.00	$37.32	22.2%	$13,018	0.13	%(d)	1.39	%(d)	1.00	%(d)(e)(f)	43%
2018	33.90	0.09	(0.92)	(0.83)	—	$(2.52)	—	$(2.52)	0.00	30.55	(2.4)	8,272	0.26		1.43		1.00	(e)(f)	58
2017	26.92	0.07	7.97	8.04	—	(1.05)	$(0.01)	(1.06)	0.00	33.90	29.8	5,667	0.24		1.42		1.00	(e)(f)	43
2016	28.47	0.33	0.23	0.56	$(0.35)	(1.76)	—	(2.11)	—	26.92	2.0	2,975	1.18		1.47		1.00	(e)(f)(g)	63
2015	30.42	0.17	(0.30)	(0.13)	(0.22)	(1.60)	—	(1.82)	0.00	28.47	(0.5)	3,102	0.54		1.43		1.00	(e)(f)	53
2014	31.30	0.27	1.11	1.38	(0.25)	(2.01)	—	(2.26)	0.00	30.42	4.3	2,318	0.85		1.47		1.28	(f)	29

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $188,559 and $261,050 for the six months ended June 30, 2019 and the year ended December 31, 2018 and certain Class I expenses to the Fund of $19,466, $14,648, $12,486, and $3,489 for the years ended December 31, 2017, 2016, 2015, and 2014, respectively.

(g)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.20% (Class AAA) , 1.21% (Class A), 1.96% (Class C), and 0.47% (Class I).

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The closing price is adjusted from the local close, therefore, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$103,552,767	—	$103,552,767
U.S. Government Obligations	—	$1,826,029	1,826,029
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$103,552,767	$1,826,029	$105,378,796

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to net operating losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:
Net long term capital gains	$6,683,193

Total distributions paid	$6,683,193

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$70,008,286	$35,728,598	$(358,088)	$35,370,510

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2020 at no more than 1.00% of the value of its average daily net assets. Effective June 1, 2018, the Adviser amended its contractual agreement with respect to Class AAA, A, and C shares to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2020, at no more than 1.25%, 1.25%, and 2.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, and Class C, respectively. This arrangement is in effect through April 30, 2020. For the six months ended June 30, 2019, the Adviser reimbursed the Fund in the amount of $188,559. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. The agreement is renewable annually. At June 30, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $469,075:

For the year ended December 31, 2017, expiring December 31, 2019	$19,466
For the year ended December 31, 2018, expiring December 31, 2020	261,050
For the six months ended June 30, 2019, expiring December 31, 2021	188,559

$469,075

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser,

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $41,755,734 and $42,598,422, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Distributor retained a total of $3,635 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $972.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2019 was $8,967, with a weighted average interest rate of 1.93%. The maximum amount borrowed at any time during the six months ended June 30, 2019 was $447,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	47,282	$1,585,044	136,173	$4,880,317
Shares issued upon reinvestment of distributions	—	—	181,172	5,369,927
Shares redeemed	(119,055)	(4,049,686)	(245,663)	(8,639,900)

Net increase/(decrease)	(71,773)	$(2,464,642)	71,682	$1,610,344

Class A
Shares sold	34,701	$1,209,840	34,268	$1,224,568
Shares issued upon reinvestment of distributions	—	—	9,919	293,888
Shares redeemed	(10,890)	(376,965)	(24,503)	(876,160)

Net increase	23,811	$832,875	19,684	$642,296

Class C
Shares sold	18,123	$520,315	27,281	$823,174
Shares issued upon reinvestment of distributions	—	—	5,166	128,791
Shares redeemed	(24,514)	(691,127)	(21,924)	(650,803)

Net increase/(decrease)	(6,391)	$(170,812)	10,523	$301,162

Class I
Shares sold	91,685	$3,158,204	187,265	$6,867,629
Shares issued upon reinvestment of distributions	—	—	19,945	603,136
Shares redeemed	(13,581)	(466,794)	(103,621)	(3,654,842)

Net increase	78,104	$2,691,410	103,589	$3,815,923

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q219SR

The Gabelli International Small Cap Fund Semiannual Report — June 30, 2019	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli International Small Cap Fund increase 11.4% compared with an increase of 12.6% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Small Cap (EAFE) Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)
						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(5/11/98)
Class AAA (GABOX)	11.36%	(8.37)%	1.29%	7.55%	5.76%	5.96%
MSCI EAFE Small Cap Index	12.55	(6.35)	4.40	9.67	7.26	3.30(b)
MSCI All Country (AC) World Index	16.23	5.74	6.16	10.15	7.03	5.28(c)
Lipper Global Large-Cap Growth Fund Classification	19.81	8.21	8.02	11.58	8.28	6.55
Lipper Global Multi-Cap Growth Fund Classification	19.83	5.73	7.43	10.94	7.00	4.93
Class A (GOCAX)	10.86	(9.31)	0.92	7.35	5.63	5.87
With sales charge (d)	4.49	(14.52)	(0.27)	6.72	5.22	5.58
Class C (GGLCX)	10.48	(9.96)	0.25	6.59	4.90	5.40
With contingent deferred sales charge (e)	9.48	(10.86)	0.25	6.59	4.90	5.40
Class I (GLOIX)	11.41	(8.34)	1.78	7.95	6.05	6.17

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 3.11%, 3.11%, 3.86%, and 2.86%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.00%, 2.00%, 2.75%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Small Cap Index has 2,304 constituents and captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI EAFE Small Cap Index inception date is December 31, 1998.

(c)	The MSCI AC World Index since inception performance is as of April 30, 1994.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli International Small Cap Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$1,113.60	1.01%	$ 5.29
Class A	$1,000.00	$1,108.60	2.01%	$10.51
Class C	$1,000.00	$1,104.80	2.76%	$14.40
Class I	$1,000.00	$1,114.10	1.01%	$ 5.29
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.79	1.01%	$ 5.06
Class A	$1,000.00	$1,014.83	2.01%	$10.04
Class C	$1,000.00	$1,011.11	2.76%	$13.76
Class I	$1,000.00	$1,019.79	1.01%	$ 5.06

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli International Small Cap Fund

Consumer Discretionary	17.1%
Consumer Staples	15.6%
Materials	13.6%
Industrials	13.1%
Health Care	9.4%
Communication Services	8.8%
Financials	8.6%
U.S. Government Obligations	5.3%

Information Technology	5.0%
Real Estate	2.4%
Computer Software and Services	0.8%
Utilities	0.2%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 93.5%
	CONSUMER DISCRETIONARY — 17.1%
5,555	AcadeMedia AB†	$39,150	$31,286
5,150	Aston Martin Lagonda Global Holdings plc†	66,361	65,730
5,500	Beneteau SA	102,689	60,508
7,000	Crest Nicholson Holdings plc	53,128	31,736
11,820	GVC Holdings plc	107,595	97,841
1,150	Hunter Douglas NV	94,649	80,291
2,200	JINS Holdings Inc.	125,148	122,228
10,000	JPJ Group plc†	114,600	93,977
20,000	Luk Fook Holdings International Ltd.	73,164	62,726
25,000	Mandarin Oriental International Ltd.	61,939	44,500
140,000	NagaCorp. Ltd.	91,176	172,229
9,000	Scandic Hotels Group AB	117,117	79,328
2,500	Ted Baker plc	80,866	25,685
2,000	Tod’s SpA	132,379	93,379
10,000	Treatt plc	57,375	58,418
40,000	William Hill plc	120,574	78,509
10,000	Zojirushi Corp.	93,734	106,571

	TOTAL CONSUMER DISCRETIONARY	1,531,644	1,304,942

	CONSUMER STAPLES — 15.6%
800	Danone SA	47,829	67,771
30,000	Hotel Chocolat Group Ltd.	131,832	128,011
2,420	Interparfums SA	82,577	115,988
2,700	Kameda Seika Co. Ltd.	112,789	120,707
3,000	Kato Sangyo Co. Ltd.	90,690	90,989
1,200	Laurent-Perrier Group	113,180	122,261
3,000	Milbon Co. Ltd.	103,616	145,249
60	Philip Morris CR AS	50,515	36,492
80,000	Premier Foods plc†	43,658	34,289
22,000	PZ Cussons plc	87,780	59,789
4,000	Sakata Seed Corp.	118,342	116,681
35,000	Stock Spirits Group plc	126,796	98,009
1,000	Viscofan SA	59,782	52,375

	TOTAL CONSUMER STAPLES	1,169,386	1,188,611

	MATERIALS — 13.6%
6,000	Alamos Gold Inc., Cl. A	44,345	36,300
13,850	Alamos Gold Inc., Toronto, Cl. A	102,362	83,552
18,000	B2Gold Corp.†	51,262	54,706
20,000	Centamin plc	41,668	29,057
50	Conzzeta AG	48,406	42,409
3,000	Detour Gold Corp.†	42,313	37,845
3,000	Endeavour Mining Corp.†	60,421	48,910
12,000	Hochschild Mining plc	46,101	29,168
4,000	JSP Corp.	128,936	76,168
3,000	Labrador Iron Ore Royalty Corp.	51,466	80,226
4,000	MAG Silver Corp.†	51,468	42,213
30,000	Northern Dynasty Minerals Ltd.†	55,344	18,060
15,000	OceanaGold Corp.	50,106	41,006
4,000	Osisko Gold Royalties Ltd.	57,390	41,694

Shares		Cost	Market Value
12,000	Sekisui Plastics Co. Ltd.	$136,928	$83,476
20,000	SEMAFO Inc.†	55,436	78,806
2,000	Sumitomo Bakelite Co. Ltd.	87,393	71,326
5,000	T Hasegawa Co. Ltd.	97,468	89,181
2,000	Torex Gold Resources Inc.†	35,750	20,557
25,000	Westgold Resources Ltd.†	38,443	32,909

	TOTAL MATERIALS	1,283,006	1,037,569

	INDUSTRIALS — 13.1%
10,000	Aida Engineering Ltd.	116,191	77,169
15,000	BBA Aviation plc	42,061	53,757
40,000	Chemring Group plc	100,043	93,773
2,000	Clarkson plc	78,000	63,752
4,000	Loomis AB, Cl. B	148,615	137,495
2,500	Nilfisk Holding A/S†	117,766	69,849
20,000	Rotork plc	68,941	80,413
2,000	Shima Seiki Manufacturing Ltd.	101,334	58,619
10,000	Sodick Co. Ltd.	123,377	86,259
13,000	Teraoka Seisakusho Co. Ltd.	100,314	57,756
500	Warehouses De Pauw CVA, REIT	56,435	84,145
6,000	Workspace Group plc, REIT	72,186	66,596
8,000	Yushin Precision Equipment Co. Ltd.	109,039	74,869

	TOTAL INDUSTRIALS	1,234,302	1,004,452

	COMMUNICATION SERVICES — 8.8%
800	Akatsuki Inc.	46,599	42,962
50,000	Entertainment One Ltd.	199,950	252,086
30,000	HT&E Ltd.	55,068	37,068
7,500	Manchester United plc, Cl. A	133,996	135,600
4,190	Modern Times Group MTG AB, Cl. B†	66,034	46,926
4,190	Nordic Entertainment Group AB, Cl. B	92,012	98,364
20,000	Sistema PJSC FC, GDR	72,556	61,760

	TOTAL COMMUNICATION SERVICES	666,215	674,766

	FINANCIALS — 8.6%
30,000	Brewin Dolphin Holdings plc	141,892	116,506
4,000	Kinnevik AB, Cl. B	92,113	104,026
14,000	Polar Capital Holdings plc	85,288	106,676
4,000	Rothschild & Co.	142,628	129,629
13,000	Tamburi Investment Partners SpA	90,851	82,929
120,000	Value Partners Group Ltd.	109,270	80,034
31,538	XPS Pensions Group plc	76,002	38,850

	TOTAL FINANCIALS	738,044	658,650

	HEALTH CARE — 8.3%
3,428	AddLife AB, Cl. B	66,615	107,054
600	Bachem Holding AG, Cl. B	84,776	79,287
6,000	CVS Group plc	76,399	55,129
900	Gerresheimer AG	78,165	66,264
10,000	IRRAS AB†	39,590	26,922
25,000	Nanosonics Ltd.†	53,385	98,638
230	Siegfried Holding AG	76,087	80,107
1,300	Vetoquinol SA	81,468	85,737

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
250	Ypsomed Holding AG	$47,385	$34,419

	TOTAL HEALTH CARE	603,870	633,557

	INFORMATION TECHNOLOGY — 5.0%
24,285	Equiniti Group plc	90,810	67,788
10,000	F-Secure OYJ†	49,487	28,200
6,000	Infomart Corp.	69,674	93,549
20,000	NCC Group plc	57,230	41,553
65,000	Oxford Metrics plc	62,267	79,245
6,000	Topcon Corp.	108,068	75,017

	TOTAL INFORMATION TECHNOLOGY	437,536	385,352

	REAL ESTATE — 2.4%
25,000	Impact Healthcare Reit plc, REIT	34,145	34,924
4,000	PATRIZIA AG	88,694	82,781
7,000	Tosei Corp.	70,534	63,108

	TOTAL REAL ESTATE	193,373	180,813

	COMPUTER SOFTWARE AND SERVICES — 0.8%
3,000	PSI Software AG	67,275	60,892

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	27,144	18,570

	TOTAL COMMON STOCKS	7,951,795	7,148,174

	PREFERRED STOCKS — 1.1%
	Health Care — 1.1%
1,400	Draegerwerk AG & Co.
	KGaA, 0.190%(a)	123,037	88,193

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.3%
$405,000	U.S. Treasury Bills,
	2.070% to 2.303%††, 08/29/19 to 09/19/19	$403,320	$403,396

	TOTAL INVESTMENTS — 99.9%	$8,478,152	7,639,763

	Other Assets and Liabilities (Net) — 0.1%		4,405

	NET ASSETS — 100.0%		$7,644,168

(a)	Security is perpetual and has no stated maturity date.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	54.6%	$4,172,679
Japan	21.6	1,651,885
Canada	9.8	746,044
Asia/Pacific	5.4	415,452
United States	5.3	403,396
Latin America	3.3	250,307

	100.0%	$7,639,763

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $8,478,152)	$7,639,763
Foreign currency, at value (cost $128)	128
Receivable for Fund shares sold	1,050
Receivable from Adviser	48,820
Dividends receivable	32,508
Prepaid expenses	14,729

Total Assets	7,736,998

Liabilities:
Payable to custodian	14,564
Payable for investment advisory fees	19,973
Payable for distribution fees	1,329
Payable for legal and audit fees	22,206
Payable for shareholder communications expenses	8,109
Payable for shareholder services fees	7,161
Other accrued expenses	19,488

Total Liabilities	92,830

Net Assets (applicable to 616,576 shares outstanding)	$7,644,168

Net Assets Consist of:
Paid-in capital	$7,978,373
Total accumulated loss	(334,205)

Net Assets	$7,644,168

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,375,164 ÷ 516,055 shares outstanding; 75,000,000 shares authorized)	$12.35
Class A:
Net Asset Value and redemption price per share ($84,948 ÷ 6,933 shares outstanding; 50,000,000 shares authorized)	$12.25
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.00
Class C:
Net Asset Value and offering price per share ($24,097 ÷ 2,177 shares outstanding; 25,000,000 shares authorized)	$11.07	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,159,959 ÷ 91,411 shares outstanding; 25,000,000 shares authorized)	$12.69

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,776)	$94,765
Interest	1,817

Total Investment Income	96,582

Expenses:
Investment advisory fees	39,787
Distribution fees - Class AAA	7,830
Distribution fees - Class A	109
Distribution fees - Class C	158
Legal and audit fees	20,010
Registration expenses	16,139
Shareholder communications expenses	12,398
Shareholder services fees	11,043
Custodian fees	3,947
Directors’ fees	1,127
Interest expense	297
Miscellaneous expenses	25,193

Total Expenses.	138,038

Less:
Expenses reimbursed by Adviser (See Note 3)	(96,588)
Expenses paid indirectly by broker (See Note 6)	(652)

Total Credits and Reimbursements	(97,240)

Net Expenses	40,798

Net Investment Income	55,784

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	450,522
Net realized loss on foreign currency transactions	(160)

Net realized gain on investments and foreign currency transactions	450,362

Net change in unrealized appreciation/depreciation:
on investments	335,478
on foreign currency translations	47

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	335,525

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	785,887

Net Increase in Net Assets Resulting from Operations	$841,671

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$55,784	$103,452
Net realized gain on investments and foreign currency transactions	450,362	1,754,851
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	335,525	(3,980,491)

Net Increase/(Decrease) in Net Assets Resulting from Operations	841,671	(2,122,188)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,452,994)
Class A	—	(19,971)
Class C	—	(7,638)
Class I	—	(364,355)

	—	(1,844,958)

Return of Capital
Class AAA	—	(2,742)
Class I	—	(666)

	—	(3,408)

Total Distributions to Shareholders	—	(1,848,366)

Capital Share Transactions:
Class AAA	(247,260)	484,686
Class A	(4,815)	(31,025)
Class C	(9,972)	3,490
Class I	(558,819)	307,596

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(820,866)	764,747

Redemption Fees	109	803

Net Increase/(Decrease) in Net Assets.	20,914	(3,205,004)
Net Assets:
Beginning of year	7,623,254	10,828,258

End of period	$7,644,168	$7,623,254

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment(c)(d)		Portfolio Turnover Rate
Class AAA
2019(e)	$ 11.09	$ 0.08	$ 1.18	$ 1.26	—	—	—	—	$0.00	$12.35	11.4%	$6,375	1.41	%(f)	3.52	%(f)	1.01	%(f)(g)	3%
2018	18.55	0.19	(4.13)	(3.94)	$(0.19)	$(3.32)	$(0.01)	$ (3.51)	0.00	11.09	(20.9)	5,954	1.07		3.11		1.00	(g)	26
2017	22.41	0.04	6.19	6.23	(0.13)	(9.96)	—	(10.09)	—	18.55	28.1	8,599	0.16		3.01		1.67		71
2016	23.45	0.27	(0.02)	0.25	(0.28)	(1.01)	—	(1.29)	0.00	22.41	1.1	7,764	1.14		2.80		1.38	(h)(i)	4
2015	23.71	0.01	0.05	0.06	(0.11)	(0.21)	—	(0.32)	0.00	23.45	0.2	8,596	0.03		2.67		2.02	(g)(h)	7
2014	23.99	0.08	(0.36)	(0.28)	—	—	—	—	—	23.71	(1.2)	10,226	0.33		2.72		2.00		9
Class A
2019(e)	$ 11.05	$ 0.03	$ 1.17	$ 1.20	—	—	—	—	$0.00	$12.25	10.9%	$85	0.43	%(f)	3.52	%(f)	2.01	%(f)(g)	3%
2018	18.44	0.01	(4.08)	(4.07)	—	$(3.32)	—	$ (3.32)	0.00	11.05	(21.7)	81	0.04		3.11		2.01	(g)	26
2017	22.33	(0.05)	6.18	6.13	$(0.06)	(9.96)	—	(10.02)	—	18.44	27.7	155	(0.19)		3.01		2.00		71
2016	23.35	0.27	(0.01)	0.26	(0.27)	(1.01)	—	(1.28)	0.00	22.33	1.1	166	1.14		2.80		1.39	(h)(i)	4
2015	23.61	0.02	0.03	0.05	(0.10)	(0.21)	—	(0.31)	0.00	23.35	0.1	183	0.08		2.67		2.02	(g)(h)	7
2014	23.90	0.08	(0.37)	(0.29)	—	—	—	—	—	23.61	(1.2)	220	0.35		2.72		2.00		9
Class C
2019(e)	$ 10.02	$(0.02)	$ 1.07	$ 1.05	—	—	—	—	$0.00	$11.07	10.5%	$24	(0.33	)%(f)	4.27	%(f)	2.76	%(f)(g)	3%
2018	17.26	(0.11)	(3.81)	(3.92)	—	$(3.32)	—	$ (3.32)	0.00	10.02	(22.3)	31	(0.67)		3.86		2.76	(g)	26
2017	21.52	(0.23)	5.93	5.70	—	(9.96)	—	(9.96)	—	17.26	26.8	43	(0.92)		3.76		2.75		71
2016	22.60	0.20	(0.01)	0.19	$(0.26)	(1.01)	—	(1.27)	0.00	21.52	0.9	39	0.87		3.55		1.66	(h)(i)	4
2015	22.94	(0.17)	0.04	(0.13)	—	(0.21)	—	(0.21)	0.00	22.60	0.6	51	(0.75)		3.42		2.77	(g)(h)	7
2014	23.40	(0.04)	(0.42)	(0.46)	—	—	—	—	—	22.94	(2.0)	31	(0.17)		3.46		2.75		9
Class I
2019(e)	$ 11.39	$ 0.09	$ 1.21	$ 1.30	—	—	—	—	$0.00	$12.69	11.4%	$1,160	1.47	%(f)	3.27	%(f)	1.01	%(f)(g)	3%
2018	18.93	0.19	(4.22)	(4.03)	$(0.18)	$(3.32)	$(0.01)	$ (3.50)	0.00	11.39	(20.9)	1,557	1.07		2.86		1.00	(g)	26
2017	22.68	0.21	6.31	6.52	(0.31)	(9.96)	—	(10.27)	—	18.93	29.0	2,031	0.82		2.76		1.00		71
2016	23.71	0.36	(0.01)	0.35	(0.37)	(1.01)	—	(1.38)	0.00	22.68	1.5	1,246	1.50		2.55		1.01	(h)(i)	4
2015	23.87	0.21	0.08	0.29	(0.24)	(0.21)	—	(0.45)	0.00	23.71	1.2	1,251	0.88		2.42		1.02	(g)(h)	7
2014	24.04	0.21	(0.38)	(0.17)	—	—	—	—	—	23.87	(0.7)	668	0.86		2.46		1.48		9

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $96,588, $201,091, $144,403, $137,877, $75,568, and $85,469 for the six months ended Jun 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(d)

The Fund incurred interest expense during the six months ended June 30, 2019 and the year ended December 31, 2018. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.00% (Class AAA and Class I), 2.00% (Class A) and 2.75% (Class C) for the six months ended June 30, 2019, and 2.00% (Class A), 2.75% (Class C) and with no impact to Class AAA and Class I for the year ended December 31, 2018. For the years ended December 31, 2017, 2016, 2015, and 2014, the effect of interest expense was minimal.

(e)	For the six months ended June 30, 2019, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the year ended December 31, 2015, had such payments not been made, the expense ratios would have been 1.03% and 2.03% (Class AAA), 2.03% and 2.03% (Class A), 2.78% and 2.78% (Class C), and 1.03% and 1.03% (Class I), respectively. For the year ended December 31, 2018, the effect of expense was minimal.

(h)

The Fund incurred tax expense for the years ended December 31, 2016 and 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.37% and 2.00% (Class AAA), 1.38% and 2.00% (Class A), 1.65% and 2.75% (Class C), and 1.00% and 1.00% (Class I), respectively.

(i)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.17% (Class AAA), 1.18% (Class A), 1.45% (Class C), and 0.80% (Class I).

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli International Small Cap Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. If fair value is adjusted from the local close, such securities are classified as Level 2 in the fair value hierarchy presented below. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$7,148,174	—	$7,148,174
Preferred Stocks (a)	88,193	—	88,193
U.S. Government Obligations	—	$403,396	403,396
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,236,367	$403,396	$7,639,763

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any transfers into or out of Level 3 during the six months ended June 30, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the sale of passive foreign investment companies and recharacterization of foreign currency These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$271,040
Net long term capital gains	1,573,918
Return of capital	3,408

Total distributions paid	$1,848,366

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2019:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$8,478,169	$542,755	$(1,381,161)	$(838,406)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2020, at no more than 1.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. This arrangement is in effect through April 30, 2020 and is renewable annually. For the six months ended June 30, 2019, the Adviser reimbursed the Fund in the amount of $96,588. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, as amended, after giving effect to the recovery by the Adviser. At June 30, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $442,082.

For the year ended December 31, 2017, expiring December 31, 2019	$144,403
For the year ended December 31, 2018, expiring December 31, 2020	201,091
For the six months ended June 30, 2019, expiring December 31, 2021	96,588

$442,082

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $212,710 and $1,231,634, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Distributor retained a total of $15 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $652.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2019.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2019 was $3,088 with a weighted average interest rate of 3.73%. The maximum amount borrowed at any time during the six months ended June 30, 2019 was $236,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018

	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,158	$98,328	15,566	$276,589
Shares issued upon reinvestment of distributions	—	—	130,407	1,416,098
Shares redeemed	(29,201)	(345,588)	(72,320)	(1,208,001)

Net increase/(decrease)	(21,043)	$(247,260)	73,653	$484,686

Class A
Shares sold	1,109	$12,972	416	$6,885
Shares issued upon reinvestment of distributions	—	—	1,352	14,624
Shares redeemed	(1,520)	(17,787)	(2,810)	(52,534)

Net decrease	(411)	$(4,815)	(1,042)	$(31,025)

Class C
Shares sold	181	$1,950	1,172	$20,418
Shares issued upon reinvestment of distributions	—	—	775	7,606
Shares redeemed	(1,080)	(11,922)	(1,398)	(24,534)

Net increase/(decrease)	(899)	$(9,972)	549	$3,490

Class I
Shares sold	14,426	$183,630	8,610	$158,571
Shares issued upon reinvestment of distributions	—	—	32,737	365,021
Shares redeemed	(59,766)	(742,449)	(11,872)	(215,996)

Net increase/(decrease)	(45,340)	$(558,819)	29,475	$307,596

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
E. Val Cerutti	Agnes Mullady
Chief Executive Officer,	Vice President
Cerutti Consultants, Inc.
Andrea R. Mango
Anthony J. Colavita	Secretary
President,
Anthony J. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
John D. Gabelli
Senior Vice President,	DISTRIBUTOR
G.research, LLC	G.distributors, LLC
Werner J. Roeder
Former Medical Director,	CUSTODIAN State Street Bank and Trust Company
Lawrence Hospital
Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.	TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Salvatore J. Zizza
Chairman,	DST Asset Manager
Zizza & Associates Corp.	Solutions, Inc.
LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q219SR

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Evan D. Miller, CFA Portfolio Manager BA, Northwestern University MBA, Booth School of Business, University of Chicago	Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School, University of Pennsylvania	Brett Harriss Portfolio Manager BA, Columbia University MBA, Columbia Business School, Columbia University

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Global Content & Connectivity Fund increased 11.0% compared with an increase of 15.0% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Telecommunication Services Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)
						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(11/1/93)
Class AAA (GABTX)	11.01%	2.91%	1.21%	6.50%	5.35%	6.85%
MSCI AC World Telecommunication Services Index (b)	15.01	13.47	2.36	6.93	5.94	N/A
MSCI AC World Index	16.23	5.74	6.16	10.15	7.03	6.99(c)
Class A (GTCAX)	11.08	2.93	1.19	6.49	5.34	6.85
With sales charge (d)	4.69	(2.99)	(0.00)	5.86	4.92	6.60
Class C (GTCCX)	10.60	2.14	0.46	5.70	4.56	6.25
With contingent deferred sales charge (e)	9.60	1.14	0.46	5.70	4.56	6.25
Class I (GTTIX)	11.43	3.68	1.71	6.90	5.64	7.02

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 1.73%, 1.73%, 2.48%, and 1.48%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.73%, 1.73%, 2.48%, and 1.01%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	MSCI AC World Telecommunication Services Index name changed to MSCI AC World Communication Services Index.
(c)	The MSCI AC World Index since inception performance is as of October 31, 1993.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Content & Connectivity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Content & Connectivity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,110.10	1.75%	$ 9.16
Class A	$1,000.00	$1,110.80	1.75%	$ 9.16
Class C	$1,000.00	$1,106.00	2.50%	$13.05
Class I	$1,000.00	$1,114.30	1.00%	$ 5.24
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.12	1.75%	$ 8.75
Class A	$1,000.00	$1,016.12	1.75%	$ 8.75
Class C	$1,000.00	$1,012.40	2.50%	$12.47
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Global Content & Connectivity Fund

Telecommunications Services	44.0%
Media	29.9%
Other	12.6%
Information Technology	12.1%
U.S. Government Obligations	1.5%

Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.5%
	TELECOMMUNICATION SERVICES — 43.5%
	Alternative Carriers — 3.4%
192,000	Asia Satellite Telecommunications Holdings Ltd.	$373,166	$231,038
114,000	CenturyLink Inc.	1,900,481	1,340,640
300	Iliad SA	29,953	33,690
12,500	Intelsat SA†	266,904	243,125
28,000	TIME dotCom Berhad	56,823	60,777
25,000	Zayo Group Holdings Inc.†	716,486	822,750

		3,343,813	2,732,020

	Integrated Telecommunication Services — 20.3%
10,500	AT&T Inc.	226,587	351,855
1,900	ATN International Inc.	5,893	109,687
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	415,604
16,400	China Unicom Hong Kong Ltd., ADR	104,722	178,760
39,000	Cincinnati Bell Inc.†	390,648	193,050
101,000	Deutsche Telekom AG, ADR	1,836,835	1,751,340
3,107	Hellenic Telecommunications Organization SA	43,544	45,929
2,000	Hellenic Telecommunications Organization SA, ADR	16,157	14,420
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	157
15,000	Koninklijke KPN NV	39,437	46,052
29,200	Maroc Telecom	483,612	425,003
9,000	Nippon Telegraph & Telephone Corp.	165,752	418,801
2,000	Nippon Telegraph & Telephone Corp., ADR	38,489	92,990
1,700	Oi SA, ADR	4,533	670
453	Oi SA, Cl. C, ADR	1,724	910
2,000	Orange SA, ADR	28,867	31,440
200,000	Pakistan Telecommunication Co. Ltd.	29,365	10,354
90,000	PCCW Ltd.	74,681	51,960
50,000	Pharol SGPS SA†	20,575	8,585
45,500	Pharol SGPS SA, ADR†	10,300	6,315
6,400	Proximus SA	185,008	188,631
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	21,613	283,628
3,000	Rostelecom PJSC, ADR	20,044	23,850
180,000	Singapore Telecommunications Ltd.	136,646	465,632
9,800	Swisscom AG, ADR	235,828	493,136
19,000	Telecom Argentina SA, ADR	70,515	335,730
100,000	Telecom Italia SpA†	302,223	54,604
11,500	Telecom Italia SpA, ADR†	86,914	63,595
395	Telefonica Brasil SA	7,066	4,406
5,021	Telefonica Brasil SA, ADR	27,844	65,373
1,800	Telefonica Brasil SA, Preference	35,257	23,480

Shares		Cost	Market Value

3,935	Telefonica SA	$58,513	$32,310
79,000	Telefonica SA, ADR	252,445	654,910
74,800	Telekom Austria AG	567,161	564,766
248,000	Telekom Malaysia Berhad	298,871	240,048
36,300	Telenor ASA	515,432	770,643
57,000	Telephone & Data Systems Inc.	1,069,180	1,732,800
128,000	Telesites SAB de CV†	97,176	79,092
259,000	Telia Co. AB	556,485	1,150,225
26,000	TELUS Corp.	284,822	959,660
1,958,977	True Corp. Public Co. Ltd.	483,646	373,686
61,300	Verizon Communications Inc.	1,980,525	3,502,069

		11,314,068	16,216,156

	Wireless Telecommunication Services — 19.8%
62,500	America Movil SAB de CV, Cl. L, ADR	210,700	910,000
90,000	Axiata Group Berhad	156,542	108,457
9,500	China Mobile Ltd., ADR	113,184	430,255
9,600	DiGi.Com Berhad	14,361	11,731
72,808	Econet Wireless Zimbabwe Ltd.	21,788	14,114
840,300	Global Telecom Holding SAE†	424,545	241,596
53,000	KDDI Corp.	407,479	1,348,657
23,000	Millicom International Cellular SA, SDR	1,303,945	1,294,132
16,200	NTT DoCoMo Inc.	251,251	377,522
29,100	Nuvera Communications Inc.	340,936	541,260
175,000	Orascom Investment Holding, GDR†	384,753	27,300
4,500	pdvWireless Inc.†	166,779	211,500
18,000	PLDT Inc., ADR	242,214	446,760
240,000	PT Indosat Tbk†	38,553	44,679
11,500	Rogers Communications Inc., Cl. B	37,946	615,480
3,500	Shenandoah Telecommunications Co.	7,917	134,820
70,000	Sistema PJSC FC, GDR	399,359	216,160
16,000	SK Telecom Co. Ltd., ADR	268,893	396,000
20,000	SoftBank Group Corp.	721,385	958,123
40,000	Sprint Corp.†	202,752	262,800
60,000	Tim Participacoes SA	123,340	180,159
15,156	Tim Participacoes SA, ADR	331,245	226,885
55,500	T-Mobile US Inc.†	1,546,591	4,114,770
75,000	Turkcell Iletisim Hizmetleri A/S, ADR	444,358	411,000
29,800	United States Cellular Corp.†	989,606	1,331,166
140,000	VEON Ltd., ADR	223,340	392,000
36,000	Vodafone Group plc, ADR	844,913	587,880
		10,218,675	15,835,206

	TOTAL TELECOMMUNICATION SERVICES	24,876,556	34,783,382

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	MEDIA — 29.9%
	Broadcasting — 12.7%
1,400	AMC Networks Inc., Cl. A†	$28,458	$76,286
19,500	CBS Corp., Cl. B, Non-Voting	1,081,354	973,050
280,000	Corus Entertainment Inc., Cl. B	1,016,475	1,312,817
18,000	Discovery Inc., Cl. A†	337,965	552,600
85,000	Discovery Inc., Cl. C†	1,672,913	2,418,250
53,666	Fox Corp., Cl. B.	2,021,426	1,960,419
179,000	Grupo Televisa SAB, ADR	2,227,136	1,510,760
3,000	Nordic Entertainment Group AB, Cl. B	63,636	70,427
6,000	Sinclair Broadcast Group Inc., Cl. A	175,753	321,780
14,000	Tokyo Broadcasting System Holdings Inc.	216,155	238,928
15,000	Tribune Media Co., Cl. A	587,357	693,300
		9,428,628	10,128,617

	Cable and Satellite — 14.4%
6,200	Cogeco Inc.	120,942	395,611
84,800	Comcast Corp., Cl. A	2,535,505	3,585,344
30,500	DISH Network Corp., Cl. A†	571,254	1,171,505
280,000	Dish TV India Ltd., GDR	271,241	102,760
8,500	GCI Liberty Inc., Cl. A†	47,054	522,410
1,025	Liberty Broadband Corp., Cl. A†	1,876	105,411
1,000	Liberty Broadband Corp., Cl. C†	3,616	104,220
14,840	Liberty Global plc, Cl. A†	181,787	400,532
63,600	Liberty Global plc, Cl. C†	860,121	1,687,308
1,000	Liberty Latin America Ltd., Cl. A†	13,803	17,230
3,444	Liberty Latin America Ltd., Cl. C†	36,730	59,202
15,500	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	537,457	586,055
12,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	474,012	455,760
11,000	MSG Networks Inc., Cl. A†	67,634	228,140
2,000	MultiChoice Group Ltd.†	13,807	19,023
8,600	Naspers Ltd., Cl. N	1,883,150	2,087,886
		7,619,989	11,528,397

	Movies and Entertainment — 2.8%
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	39,285	44,480
10,500	Liberty Media Corp.- Liberty Braves, Cl. C†	206,736	293,685
100	Netflix Inc.†	28,468	36,732
4,000	The Madison Square Garden Co., Cl. A†	514,978	1,119,760
25,000	Viacom Inc., Cl. B	682,483	746,750
		1,471,950	2,241,407

	TOTAL MEDIA	18,520,567	23,898,421

Shares		Cost	Market Value
	OTHER — 12.6%
	Other — 9.6%
5,000	American Express Co.	$471,162	$617,200
6,000	Bouygues SA	167,997	222,212
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	145,180
27,360	CK Asset Holdings Ltd.	150,629	214,174
27,360	CK Hutchison Holdings Ltd.	245,763	269,688
5,000	EchoStar Corp., Cl. A†	134,773	221,600
97,500	First Pacific Co. Ltd.	48,559	39,566
4,100	First Pacific Co. Ltd., ADR	3,337	7,995
1,800	Furukawa Electric Co. Ltd.	53,735	52,674
30,000	G4S plc	0	79,245
25,000	General Motors Co.	862,082	963,250
13,000	GN Store Nord A/S	76,744	606,613
1,768	Gusbourne plc†	1,486	1,381
15,000	InterXion Holding NV†	188,662	1,141,350
1,600	Kinnevik AB, Cl. A	44,630	43,506
82,000	Kinnevik AB, Cl. B	2,011,332	2,132,531
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,143	34,067
2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	4,491	74,820
900	Marlowe plc†	521	5,120
504	Meikles Ltd.	203	88
200	National Grid plc, ADR	10,528	10,636
17,000	PostNL NV	195,124	29,450
2,000	Qurate Retail Inc.†	15,202	24,780
3,000	Take-Two Interactive Software Inc.†	293,129	340,590
2,674	The Walt Disney Co.	138,858	373,397
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	3,000
		5,174,417	7,654,113

	Real Estate — 3.0%
9,000	CyrusOne Inc., REIT	116,575	519,480
3,000	Equinix Inc., REIT	347,334	1,512,870
40,000	Uniti Group Inc., REIT	597,542	380,000
		1,061,451	2,412,350

	TOTAL OTHER	6,235,868	10,066,463

	INFORMATION TECHNOLOGY — 11.5%
	Data Processing & Outsourced Services — 1.1%
2,000	Mastercard Inc., Cl. A	292,729	529,060
2,000	Visa Inc., Cl. A	218,924	347,100
		511,653	876,160

	Electronic Equipment & Instruments — 0.5%
15,000	SMART Global Holdings Inc.†	401,880	344,850
1,000	Sony Corp., ADR	52,638	52,390
		454,518	397,240

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Internet Software and Services — 8.7%
3,000	Alphabet Inc., Cl. C†	$3,121,332	$3,242,730
16,200	Facebook Inc., Cl. A†	2,674,844	3,126,600
17,500	Gogo Inc.†	93,514	69,650
200	Liberty Expedia Holdings Inc., Cl. A†	6,881	9,558
31,066	MiX Telematics Ltd., ADR	538,593	466,922
3,000	Modern Times Group MTG AB, Cl. B†	45,669	33,598
		6,480,833	6,949,058

	IT Consulting and Other Services — 0.0%
56,062	Cassava SmarTech Zimbabwe Ltd.†	85,775	11,706
280,000	Dagang NeXchange Berhad†	43,162	17,278
		128,937	28,984

	Systems Software — 0.3%
2,000	Microsoft Corp.	152,364	267,920

	Technology Hardware — 0.9%
3,500	Apple Inc.	559,163	692,720

	TOTAL INFORMATION TECHNOLOGY	8,287,468	9,212,082

	TOTAL COMMON STOCKS	57,920,459	77,960,348

	CLOSED-END FUNDS — 0.6%
	Information Technology — 0.6%
6,500	Altaba Inc.†	96,841	450,905

	WARRANTS — 0.5%
	TELECOMMUNICATION SERVICES — 0.5%
	Wireless Telecommunication Services — 0.5%
81,000	Bharti Airtel Ltd., expire 11/30/20†(b)	443,540	406,620

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.0%
	TELECOMMUNICATION SERVICES — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	$1,724	$1,532

	U.S. GOVERNMENT OBLIGATIONS — 1.5%
1,248,000	U.S. Treasury Bills, 2.090% to 2.394%††, 07/05/19 to 09/19/19	1,245,231	1,245,412

	TOTAL INVESTMENTS — 100.1%	$59,707,795	80,064,817

	Other Assets and Liabilities (Net) — (0.1)%		(101,770)
	NET ASSETS — 100.0%		$79,963,047

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A securities amounted to $406,620 or 0.51% of total net assets.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	61.7%	$49,395,196
Europe	19.9	15,949,268
Asia/Pacific	5.2	4,130,563
Latin America	4.7	3,756,070
Japan	4.4	3,540,084
Africa/Middle East	4.1	3,293,636

	100.0%	$80,064,817

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $59,707,795)	$80,064,817
Foreign currency, at value (cost $14,774)	13,928
Receivable for Fund shares sold	350
Receivable from Adviser	5,383
Dividends receivable	117,709
Prepaid expenses	13,766

Total Assets	80,215,953

Liabilities:
Payable to custodian	48,042
Payable for Fund shares redeemed	19,912
Payable for investment advisory fees	65,251
Payable for distribution fees	13,807
Payable for accounting fees	7,500
Payable for legal and audit fees	35,839
Payable for shareholder services fees	28,976
Payable for shareholder communications expenses	28,508
Other accrued expenses	5,071

Total Liabilities	252,906

Net Assets
(applicable to 3,983,213 shares outstanding)	$79,963,047

Net Assets Consist of:
Paid-in capital.	$56,467,653
Total distributable earnings	23,495,394

Net Assets	$79,963,047

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($66,730,363 ÷ 3,324,437 shares outstanding; 150,000,000 shares authorized)	$20.07
Class A:
Net Asset Value and redemption price per share ($326,541 ÷ 16,129 shares outstanding; 50,000,000 shares authorized)	$20.25
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.49
Class C:
Net Asset Value and offering price per share ($127,373 ÷ 6,598 shares outstanding; 50,000,000 shares authorized)	$19.30	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($12,778,770 ÷ 636,049 shares outstanding; 50,000,000 shares authorized)	$20.09

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $63,245)	$735,207
Interest	10,077

Total Investment Income	745,284

Expenses:
Investment advisory fees	398,153
Distribution fees - Class AAA	82,790
Distribution fees - Class A	356
Distribution fees - Class C	1,319
Shareholder services fees	44,493
Shareholder communications expenses	35,637
Registration expenses	32,810
Legal and audit fees	30,736
Accounting fees	22,500
Custodian fees	13,196
Directors’ fees	11,150
Interest expense	1,170
Miscellaneous expenses	9,585

Total Expenses	683,895

Less:
Expenses paid indirectly by broker (See Note 6)	(934)
Expense reimbursements (See Note 3)	(32,140)

Total Credits and Reimbursements	(33,074)

Net Expenses	650,821

Net Investment Income	94,463

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,982,385
Net realized loss on foreign currency transactions	(3,773)

Net realized gain on investments and foreign currency transactions	3,978,612

Net change in unrealized appreciation/depreciation:
on investments	4,275,857
on foreign currency translations	(281)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,275,576

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,254,188

Net Increase in Net Assets Resulting from Operations	$8,348,651

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$94,463	$800,143
Net realized gain on investments and foreign currency transactions	3,978,612	3,939,456
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,275,576	(15,398,677)

Net Increase/(Decrease) in Net Assets Resulting from Operations	8,348,651	(10,659,078)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(3,588,419)
Class A	—	(12,799)
Class C	—	(14,569)
Class I	—	(802,477)

	—	(4,418,264)

Return of capital
Class AAA	—	(33,667)
Class A	—	(120)
Class C	—	(137)
Class I	—	(7,529)

	—	(41,453)

Total Distributions to Shareholders	—	(4,459,717)

Capital Share Transactions:
Class AAA	(3,370,327)	(6,132,278)
Class A	72,399	(294,869)
Class C	(179,309)	63,433
Class I	(1,008,863)	533,982
Class T*	—	(1,038)

Net Decrease in Net Assets from Capital Share Transactions	(4,486,100)	(5,830,770)

Redemption Fees	10	113

Net Increase/(Decrease) in Net Assets	3,862,561	(20,949,452)
Net Assets:
Beginning of year	76,100,486	97,049,938

End of period	$79,963,047	$76,100,486

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Captial	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2019(c)	$18.08	$ 0.01	$ 1.98	$ 1.99	—	—	—	—	$0.00	$20.07	11.0%	$ 66,730	0.12%(d)	1.75%(d)	1.75%(d)(e)	9%
2018	21.77	0.16	(2.76)	(2.60)	$(0.15)	$(0.93)	$(0.01)	$(1.09)	0.00	18.08	(11.9)	63,196	0.78	1.72	1.72(e)	19
2017	20.43	0.11	2.63	2.74	(0.14)	(1.26)	—	(1.40)	—	21.77	13.4	81,832	0.48	1.73	1.73(e)	22
2016	21.30	0.27	0.29	0.56	(0.28)	(1.13)	(0.02)	(1.43)	0.00	20.43	2.7	87,893	1.23	1.65	1.65(e)(f)	9
2015	23.63	0.26	(0.82)	(0.56)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.30	(2.5)	101,187	1.08	1.63	1.63(e)	5
2014	24.85	0.35	(0.66)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.63	(1.3)	115,860	1.43	1.61	1.61	3
Class A
2019(c)	$18.23	$ 0.01	$ 2.01	$ 2.02	—	—	—	—	$0.00	$20.25	11.1%	$ 327	0.10%(d)	1.75%(d)	1.75%(d)(e)	9%
2018	21.94	0.16	(2.79)	(2.63)	$(0.14)	$(0.93)	$(0.01)	$(1.08)	0.00	18.23	(11.9)	231	0.76	1.72	1.72(e)	19
2017	20.58	0.10	2.66	2.76	(0.14)	(1.26)	—	(1.40)	—	21.94	13.4	576	0.43	1.73	1.73(e)	22
2016	21.29	0.15	0.38	0.53	(0.09)	(1.13)	(0.02)	(1.24)	0.00	20.58	2.5	661	0.68	1.65	1.65(e)(f)	9
2015	23.61	0.26	(0.81)	(0.55)	(0.27)	(1.49)	(0.01)	(1.77)	0.00	21.29	(2.5)	846	1.08	1.63	1.63(e)	5
2014	24.83	0.39	(0.70)	(0.31)	(0.38)	(0.53)	—	(0.91)	0.00	23.61	(1.3)	1,114	1.53	1.61	1.61	3
Class C
2019(c)	$17.45	$(0.06)	$ 1.91	$ 1.85	—	—	—	—	$0.00	$19.30	10.6%	$ 127	(0.59)%(d)	2.50%(d)	2.50%(d)(e)	9%
2018	21.08	0.02	(2.68)	(2.66)	$(0.03)	$(0.93)	$(0.01)	$(0.97)	0.00	17.45	(12.6)	279	0.08	2.47	2.47(e)	19
2017	19.85	(0.06)	2.55	2.49	—	(1.26)	—	(1.26)	—	21.08	12.5	267	(0.28)	2.48	2.48(e)	22
2016	20.71	0.09	0.30	0.39	(0.10)	(1.13)	(0.02)	(1.25)	0.00	19.85	1.9	328	0.42	2.40	2.40(e)(f)	9
2015	22.98	0.08	(0.79)	(0.71)	(0.06)	(1.49)	(0.01)	(1.56)	0.00	20.71	(3.2)	441	0.36	2.38	2.38(e)	5
2014	24.17	0.19	(0.67)	(0.48)	(0.18)	(0.53)	—	(0.71)	0.00	22.98	(2.0)	621	0.76	2.36	2.36	3
Class I
2019(c)	$18.03	$ 0.08	$ 1.98	$ 2.06	—	—	—	—	$0.00	$20.09	11.4%	$ 12,779	0.87%(d)	1.50%(d)	1.00%(d)(e)(g)	9%
2018	21.75	0.32	(2.79)	(2.47)	$(0.31)	$(0.93)	$(0.01)	$(1.25)	0.00	18.03	11.3	12,394	1.52	1.47	1.00(e)(g)	19
2017	20.40	0.28	2.62	2.90	(0.29)	(1.26)	—	(1.55)	—	21.75	14.2	14,374	1.26	1.48	1.00(e)(g)	22
2016	21.27	0.30	0.33	0.63	(0.35)	(1.13)	(0.02)	(1.50)	0.00	20.40	3.0	6,361	1.41	1.40	1.35(e)(f)(g)	9
2015	23.60	0.30	(0.79)	(0.49)	(0.34)	(1.49)	(0.01)	(1.84)	0.00	21.27	(2.2)	1,842	1.26	1.38	1.38(e)	5
2014	24.83	0.37	(0.62)	(0.25)	(0.45)	(0.53)	—	(0.98)	0.00	23.60	(1.1)	1,665	1.45	1.36	1.36	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact to the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.22% (Class AAA), 1.54% (Class A), 1.99% (Class C), and 0.95% (Class I).

(g)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund of $32,140, $70,600, $56,231, and $899 for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, and 2016, respectively.

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Information Technology	$9,200,376	$ 11,706	—	$ 9,212,082
Media	23,898,421	—	—	23,898,421
Telecommunications Services	33,979,978	387,800	$415,604	34,783,382
Other (a)	9,918,195	145,268	3,000	10,066,463
Total Common Stocks	76,996,970	544,774	418,604	77,960,348
Closed-End Funds (a)	450,905	—	—	450,905
Warrants (a)	—	406,620	—	406,620
Corporate Bonds (a)	—	—	1,532	1,532
U.S. Government Obligations	—	1,245,412	—	1,245,412
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$77,447,875	$2,196,806	$420,136	$80,064,817

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2019, refer to the Schedule of Investments.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s Pro rata portion of the periodic expenses charged by the Acquired Funds was approximately one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, characterization of distributions and fund level return of capital. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,045,421
Net long term capital gains	3,372,843
Return of Capital	41,453
Total distributions paid	$4,459,717

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$60,531,003	$25,028,437	$(5,494,623)	$19,533,814

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% of the value of its average daily net assets for Class I Shares. During the six months ended June 30, 2019, the Adviser reimbursed certain Class I expenses in the amount of $32,140. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I Shares. This arrangement is in effect through April 30, 2020. At June 30, 2019, the cumulative amount which the Class I Shares may repay the Adviser, subject to the terms above, is $158,971:

For the year ended December 31, 2017, expiring December 31, 2019	$56,231
For the year ended December 31, 2018, expiring December 31, 2020	70,600
For the six months ended June 30, 2019, expiring December 31, 2021	32,140

$158,971

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $7,241,909 and $12,608,383, respectively.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid brokerage commissions on security trades of $9,356 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $348 from investors representing commissions (sales charges and underwriters fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $934.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the lines of credit during the six months ended June 30, 2019 was $9,652 with a weighted average interest rate of 3.81%. The maximum amount borrowed at anytime during the six months ended June 30, 2019 was $387,000.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75% and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,783	$249,539	37,061	$785,310
Shares issued upon reinvestment of distributions	—	—	194,100	3,470,481
Shares redeemed	(184,238)	(3,619,866)	(493,849)	(10,388,069)

Net decrease	(171,455)	$(3,370,327)	(262,688)	$(6,132,278)

Class A
Shares sold	8,863	$180,458	2,091	$43,839
Shares issued upon reinvestment of distributions	—	—	485	8,745
Shares redeemed	(5,415)	(108,059)	(16,146)	(347,453)

Net increase/(decrease)	3,448	$72,399	(13,570)	$(294,869)

Class C
Shares sold	949	$18,248	7,249	$145,473
Shares issued upon reinvestment of distributions	—	—	836	14,433
Shares redeemed	(10,315)	(197,557)	(4,769)	(96,473)

Net increase/(decrease)	(9,366)	$(179,309)	3,316	$63,433

Class I
Shares sold	12,864	$251,311	94,989	$2,058,019
Shares issued upon reinvestment of distributions	—	—	42,285	753,940
Shares redeemed	(64,382)	(1,260,174)	(110,731)	(2,277,977)

Net increase/(decrease)	(51,518)	$(1,008,863)	26,543	$533,982

Class T *
Shares redeemed	—	$—	(48)	$(1,038)

Net decrease	—	$—	(48)	$(1,038)

*	Class T Shares were liquidated on September 21, 2018.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Brett Harris joined G. Research as a research analyst in 2008 covering Media and Entertainment. Currently, he oversees the digital research team responsible for covering the Telecommunication, Media, Technology, and Gaming & Lodging industries, and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Previously, he worked as a financial analyst at JetBlue and as an investment banker at JPMorgan Chase. Mr. Harris received his BA from Columbia University in Economics and his MBA from Columbia Business School in Finance and Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q219SR

The Gabelli Global Mini Mites Fund

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Global Mini Mites Fund increased 7.7% compared with an increase of 16.7% for the S&P Developed SmallCap Index. Other classes of shares are available. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)
	Six Months	Since Inception (10/1/18)
Class AAA (GAMNX)	7.66%	(7.10)%
S&P Developed SmallCap Index	16.65	5.29
Class A (GMNAX)	7.54	(7.21)
With sales charge (b)	1.36	(12.55)
Class C (GMNCX)	7.32	(7.57)
With contingent deferred sales charge (c)	6.32	(8.49)
Class I (GGMMX )	7.78	(7.04)

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 44.14%, 44.14%, 44.89%, and 43.89%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The S&P Developed SmallCap Index is a float adjusted market capitalization weighted index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within the period of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Global Mini Mites Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past period, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Mini Mites
Actual Fund Return
Class AAA	$1,000.00	$1,076.60	1.25%	$ 6.44
Class A	$1,000.00	$1,075.40	1.25%	$ 6.43
Class C	$1,000.00	$1,073.20	2.00%	$10.28
Class I	$1,000.00	$1,077.80	1.00%	$ 5.15
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.60	1.25%	$ 6.26
Class A	$1,000.00	$1,018.60	1.25%	$ 6.26
Class C	$1,000.00	$1,014.88	2.00%	$ 9.99
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Global Mini Mites Fund

Long Positions
Computer Software and Services	23.0%
Machinery	16.0%
Health Care	15.0%
Hotels and Gaming	10.4%
Telecommunications	8.2%
Diversified Industrial	7.5%
Automotive: Parts and Accessories	7.0%
Specialty Chemicals	4.7%
Consumer Products	3.9%
Agriculture	3.6%
Equipment and Supplies	3.5%
Financials	3.5%

Food and Beverage	3.2%
Broadcasting	2.2%
Publishing	1.8%
Entertainment	1.8%
Business Services	1.6%
Energy and Utilities	1.6%
Real Estate	1.5%
Building and Construction	1.0%
Retail	0.9%
Other Assets and Liabilities (Net)	(21.9)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 121.9%
	Agriculture — 3.6%
16,000	Ruralco Holdings Ltd.	$50,834	$46,728

	Automotive: Parts and Accessories — 7.0%
1,600	Strattec Security Corp.	50,967	38,560
5,500	Uni-Select Inc.	58,347	52,163

		109,314	90,723

	Broadcasting — 2.2%
3,000	Beasley Broadcast Group Inc., Cl. A	12,406	9,660
4,000	Corus Entertainment Inc., Cl. B	19,834	18,754

		32,240	28,414

	Building and Construction — 1.0%
1,000	Gencor Industries Inc.†	12,340	13,000

	Business Services — 1.6%
200	Diebold Nixdorf Inc.†	536	1,832
3,500	Internap Corp.†	19,341	10,535
2,500	MoneyGram International Inc.†	6,417	6,175
6,500	Trans-Lux Corp.†	3,923	2,425

		30,217	20,967

	Computer Software and Services — 23.0%
5,000	Alithya Group Inc., Cl. A†	17,069	13,100
2,000	Attunity Ltd.†(a)	46,907	47,000
8,020	Avid Technology Inc.†	40,556	73,142
1,400	GTY Technology Holdings Inc.†	12,156	9,590
50,000	Pacific Online Ltd.	9,940	9,921
7,000	RumbleON Inc., Cl. B†	35,233	31,360
9,000	SafeCharge International Group Ltd.	49,287	49,262
20,000	Scisys Group plc	63,599	63,498

		274,747	296,873

	Consumer Products — 3.9%
1,200	Lifetime Brands Inc.	11,944	11,352
300	Nathan’s Famous Inc.	19,551	23,436
400	Nobility Homes Inc.	8,778	9,000
40,000	Playmates Holdings Ltd.	5,610	5,837

		45,883	49,625

	Diversified Industrial — 7.5%
2,000	Ampco-Pittsburgh Corp.†	6,362	8,060
2,166	Core Molding Technologies Inc.†	14,668	16,180
31,000	Fluence Corp. Ltd.†	7,941	8,488
500	Lawson Products Inc.†	15,810	18,365
600	Myers Industries Inc.	9,954	11,562
2,000	Ramirent OYJ	20,270	20,331
1,000	Steel Partners Holdings LP†	14,504	14,000

		89,509	96,986

	Energy and Utilities — 1.6%
4,000	Mitcham Industries Inc.†	15,460	15,800

Shares		Cost	Market Value
90,000	Weatherford International plc†	$6,639	$4,500

		22,099	20,300

	Entertainment — 1.8%
1,818	Reading International Inc., Cl. A†	25,814	23,598

	Equipment and Supplies — 3.5%
1,600	The Eastern Co.	41,963	44,832

	Financials — 3.5%
600	BKF Capital Group Inc.†	6,962	5,820
2,500	Stewardship Financial Corp.	38,388	38,650

		45,350	44,470

	Food and Beverage — 3.2%
2,500	Farmer Brothers Co.†	49,643	40,925

	Health Care — 15.0%
60,000	Achaogen Inc.†	12,750	1,134
9,000	BioScrip Inc.†	18,715	23,400
1,400	Cutera Inc.†	20,456	29,092
1,600	IntriCon Corp.†	41,479	37,376
21,000	Nuevolution AB†	70,417	73,044
4,000	Owens & Minor Inc.	19,862	12,800
4,000	Paratek Pharmaceuticals Inc.†	32,480	15,960

		216,159	192,806

	Hotels and Gaming — 10.4%
2,000	Canterbury Park Holding Corp.	27,926	24,680
4,000	Cherry AB, Cl. B†(a)	38,858	37,475
19,751	Dover Motorsports Inc.	42,852	41,082
5,500	Full House Resorts Inc.†	13,392	10,285
2,400	Inspired Entertainment Inc.†	14,579	20,256

		137,607	133,778

	Machinery — 16.0%
800	Astec Industries Inc.	25,919	26,048
4,300	ASV Holdings Inc.†	29,691	29,455
1,000	L.B. Foster Co., Cl. A†	20,500	27,340
2,000	The L.S. Starrett Co., Cl. A†	11,568	13,240
1,800	Twin Disc Inc.†	31,624	27,180
50,000	UQM Technologies Inc.†	83,070	82,500

		202,372	205,763

	Publishing — 1.8%
200,000	Independent News & Media plc†	23,179	23,652

	Real Estate — 1.5%
5,000	Trinity Place Holdings Inc.†	18,000	19,750

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 0.9%
3,500	Sears Hometown and Outlet Stores Inc.†	$8,383	$8,330
1,800	Tuesday Morning Corp.†	3,526	3,042

		11,909	11,372

	Specialty Chemicals — 4.7%
400	Oil-Dri Corp. of America	11,232	13,616
8,000	Treatt plc	43,363	46,734

		54,595	60,350

	Telecommunications — 8.2%
5,000	Aerohive Networks Inc.†	22,282	22,150
5,000	Communications Systems Inc.	14,047	15,050
4,000	EXFO Inc.†	13,518	14,640
5,000	HC2 Holdings Inc.†	18,419	11,800
4,000	Inmarsat plc	27,842	27,665
800	Nuvera Communications Inc.	14,463	14,880

		110,571	106,185

	TOTAL COMMON STOCKS	1,604,345	1,571,097

	TOTAL INVESTMENTS — 121.9%	$1,604,345	1,571,097

	Other Assets and Liabilities (Net) — (21.9)%		(282,308)

	NET ASSETS — 100.0%		$1,288,789

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

Geographic Diversification	% of Market Value	Market Value
United States	64.7%	$1,016,792
Europe	25.0	393,161
Canada	6.3	98,657
Asia/Pacific	4.0	62,487

	100.0%	$1,571,097

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $1,604,345)	$1,571,097
Foreign currency, at value (cost $156)	156
Cash	6,179
Receivable from Adviser	37,622
Dividends and interest receivable	1,241
Prepaid expenses	490

Total Assets	1,616,785

Liabilities:
Payable for investments purchased	57,533
Payable for Fund shares redeemed	224,000
Payable for investment advisory fees	3,289
Payable for distribution fees	31
Payable for shareholder communications expenses	17,359
Payable for legal and audit fees	16,514
Other accrued expenses	9,270

Total Liabilities	327,996

Net Assets
(applicable to 138,820 shares outstanding)	$1,288,789

Net Assets Consist of:
Paid-in capital	$1,327,732
Total accumulated loss	(38,943)

Net Assets	$1,288,789

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($107,947 ÷ 11,636 shares outstanding; 75,000,000 shares authorized)	$9.28

Class A:
Net Asset Value and redemption price per share ($9,281 ÷ 1,001 shares outstanding; 50,000,000 shares authorized)	$9.27

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.84

Class C:
Net Asset Value and offering price per share ($9,241 ÷ 1,000 shares outstanding; 25,000,000 shares authorized)	$9.24	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,162,320 ÷ 125,183 shares outstanding; 25,000,000 shares authorized)	$9.28

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $127)	$5,721
Interest	900

Total Investment Income	6,621

Expenses:
Investment advisory fees	5,369
Distribution fees - Class AAA	110
Distribution fees - Class A	12
Distribution fees - Class C	46
Registration expenses	20,354
Legal and audit fees	18,931
Shareholder communications expenses	17,340
Shareholder services fees	8,707
Custodian fees	3,085
Directors’ fees	126
Miscellaneous expenses	5,374

Total Expenses	79,454

Less:
Expenses paid indirectly by broker (See Note 6)	(623)
Expense reimbursements (See Note 3)	(73,294)

Total Credits and Reimbursements	(73,917)

Net Expenses	5,537

Net Investment Income	1,084

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(6,745)
Net realized gain on foreign currency transactions	149

Net realized loss on investments and foreign currency transactions	(6,596)

Net change in unrealized appreciation/depreciation:
on investments	36,483
on foreign currency translations	1

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	36,484

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	29,888

Net Increase in Net Assets Resulting from Operations	$30,972

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018(a)
Operations:
Net investment income	$1,084	$708
Net realized gain/(loss) on investments and foreign currency transactions	(6,596)	17
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	36,484	(69,731)

Net Increase/(Decrease) in Net Assets Resulting from Operations	30,972	(69,006)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(73)
Class A	—	(9)
Class C	—	(3)
Class I	—	(824)

Total Distributions to Shareholders	—	(909)

Capital Share Transactions:
Class AAA	32,114	80,514
Class A	5	10,003
Class C	(5)	10,009
Class I	644,963	550,129

Net Increase in Net Assets from Capital Share Transactions	677,077	650,655

Net Increase in Net Assets	708,049	580,740
Net Assets:
Beginning of period	580,740	—

End of period	$1,288,789	$580,740

(a)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)(c)	Operating Expenses Before Reimbursement(c)	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2019(e)	$8.62	$0.00	$0.66	$0.66	—	—		—	$9.28	7.7%	$108	(0.08)%	15.02%	1.25	%(f)	51%
2018(g)	10.00	0.01	(1.38)	(1.37)	$(0.01)	$(0.00	)(b)	$(0.01)	8.62	(13.7)	70	0.45	44.14	1.25		6
Class A
2019(e)	$8.62	$(0.01)	$0.66	$0.65	—	—		—	$9.27	7.5%	$9	(0.16)%	15.02%	1.25	%(f)	51%
2018(g)	10.00	0.01	(1.38)	(1.37)	$(0.01)	$(0.00	)(b)	$(0.01)	8.62	(13.7)	9	0.41	44.14	1.25		6
Class C
2019(e)	$8.61	$(0.04)	$0.67	$0.63	—	—		—	$9.24	7.3%	$9	(0.91)%	15.77%	2.00	%(f)	51%
2018(g)	10.00	(0.01)	(1.38)	(1.39)	—	$(0.00	)(b)	$(0.00)	8.61	(13.9)	8	(0.34)	44.89	2.00		6
Class I
2019(e)	$8.61	$0.01	$0.66	$0.67	—	—		—	$9.28	7.8%	$1,163	0.24%	14.77%	1.00	%(f)	51%
2018(g)	10.00	0.02	(1.40)	(1.38)	$(0.01)	$(0.00	)(b)	$(0.01)	8.61	(13.8)	494	0.79	43.89	1.00		6

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $73,294 and $43,899 for the six months ended June 30, 2019 and the period ended December 31, 2018.
(e)	For the six months ended June 30, 2019, unaudited.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019, if credits has not been incurred, the ratios of operating expenses to average net assets would have been 1.37% (Class AAA and Class A), 2.12% (Class C), and 1.12% (Class I).

(g)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$18,542	$2,425	—	$20,967
Computer Software and Services	249,873	—	$47,000	296,873
Consumer Products	40,625	9,000	—	49,625
Hotels and Gaming	96,303	—	37,475	133,778
Other Industries (a)	1,069,854	—	—	1,069,854
Total Common Stocks	1,475,197	11,425	84,475	1,571,097
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,475,197	$11,425	$84,475	$1,571,097

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have any transfers into or out of Level 3. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:

	Balance as of 12/31/18	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 06/30/19	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	—	—	—	$(1,290)	$85,765	—	—	—	$84,475	$(1,290)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used, and unobservable inputs utilized, if any, to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2019:

Description	Balance at 06/30/19	Valuation Technique
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$84,475	Last available closing price

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The valuations in the table above are based on management’s assessment of realizable value.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. As of June 30, 2019, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redesignation of dividends paid. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2018 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$909

Total	$909

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,608,737	$91,209	$(128,849)	$(37,640)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2020, at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. The agreement is renewable annually. For the six months ended June 30, 2019, the Adviser reimbursed the Fund in the amount of $73,294. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. At June 30, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $117,193:

For the year ended December 31, 2018, expiring December 31, 2020	$43,899
For the six months ended June 30, 2019, expiring December 31, 2021	73,294

$117,193

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $1,666,012 and $525,502, respectively.

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid brokerage commissions on security trades of $2,910 to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $623.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Adviser did not seek reimbursements for this expense.

7. Line of Credit. The Fund participates in an unsecured line of credit which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2019, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75% and Class C Shares are subject to a 1.00% contingent deferred sales charge for the period after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the period ended December 31, 2018 if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018(a)
	Shares	Amount	Shares		Amount
Class AAA
Shares sold	6,928	$63,679	18,101		$180,041
Shares issued upon reinvestment of distributions	—	—	9		73
Shares redeemed	(3,402)	(31,565)	(10,000)		(99,600)

Net increase	3,526	$32,114	8,110		$80,514

Class A
Shares sold	1	$5	1,000		$10,000
Shares issued upon reinvestment of distributions	—	—	0	*	3

Net increase	1	$5	1,000		$10,003

Class C
Shares sold	—	—	1,000		$10,000
Shares issued upon reinvestment of distributions	—	—	1		9
Shares redeemed	(1)	$(5)	—		—

Net increase/(decrease)	(1)	$(5)	1,001		$10,009

Class I
Shares sold	92,002	$868,963	57,223		$549,305
Shares issued upon reinvestment of distributions	—	—	96		824
Shares redeemed	(24,138)	(224,000)	—		—

Net increase	67,864	$644,963	57,319		$550,129

(a)	The Fund commenced investment operations on October 1, 2018.
*	Represents fewer than 0.50 shares.

9. Significant Shareholder. As of June 30, 2019, approximately 65.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

 Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from M.I.T., and an MBA from the Wharton School of Business.

Chong-Min Kang joined the Gabelli in 2007 as a research analyst. He currently is a portfolio manager of Gabelli Funds, LLC and a Senior Vice President of GAMCO Investors Inc. Mr. Kang received a BA degree from Boston College and an MBA from the Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q219SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.